UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 100.2%
International Growth Portfolio	28,533,353	$196,594,802
International Value Portfolio	32,636,491	193,534,394
Multi-Asset Real Return Portfolio	14,295,184	111,931,287
Small-Mid Cap Growth Portfolio	6,097,303	75,850,452
Small-Mid Cap Value Portfolio	6,960,861	76,708,689
U.S. Large Cap Growth Portfolio	20,080,216	231,123,286
U.S. Value Portfolio	28,141,651	232,450,036
Volatility Management Portfolio	29,248,065	286,046,079

Total Investments - 100.2% (cost $1,576,238,199) (a)		1,404,239,025
Other assets less liabilities - (0.2)%		(2,203,818)

Net Assets - 100.0%		$1,402,035,207

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,653,316 and gross unrealized depreciation of investments was $(243,652,490), resulting in net unrealized depreciation of $(171,999,174).

AllianceBernstein Wealth Appreciation Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$1,404,239,025	$	– 0	–	$	– 0	–	$1,404,239,025

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 63.8%
International Growth Portfolio	16,515,264	$113,790,167
International Value Portfolio	18,637,731	110,521,746
Multi-Asset Real Return Portfolio	9,475,864	74,196,014
Small-Mid Cap Growth Portfolio	2,720,016	33,836,999
Small-Mid Cap Value Portfolio	3,109,622	34,268,035
U.S. Large Cap Growth Portfolio	12,762,126	146,892,075
U.S. Value Portfolio	17,899,986	147,853,885
Volatility Management Portfolio	30,826,992	301,487,980

		962,846,901

The AllianceBernstein Pooling Portfolios - Fixed Income - 36.5%
Bond Inflation Protection Portfolio	11,614,081	127,754,893
Global Core Bond Portfolio	28,683,646	310,643,887
High-Yield Portfolio	11,311,687	111,759,462

		550,158,242

Total Investments - 100.3% (cost $1,543,136,282) (a)		1,513,005,143
Other assets less liabilities - (0.3)%		(4,804,093)

Net Assets - 100.0%		$1,508,201,050

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $84,962,537 and gross unrealized depreciation of investments was $(115,093,676), resulting in net unrealized depreciation of $(30,131,139).

AllianceBernstein Balanced Wealth Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$1,513,005,143	$	– 0	–	$	– 0	–	$1,513,005,143

AllianceBernstein Conservative Wealth Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Fixed Income - 67.0%
Bond Inflation Protection Portfolio	4,820,116	$53,021,277
Global Core Bond Portfolio	13,115,301	142,038,708
Short Duration Bond Portfolio	14,843,781	141,609,670

		336,669,655

The AllianceBernstein Pooling Portfolios - Equity - 33.2%
International Growth Portfolio	2,808,405	19,349,910
International Value Portfolio	3,176,880	18,838,898
Multi-Asset Real Return Portfolio	910,395	7,128,392
Small-Mid Cap Growth Portfolio	295,105	3,671,101
Small-Mid Cap Value Portfolio	331,103	3,648,754
U.S. Large Cap Growth Portfolio	2,302,804	26,505,279
U.S. Value Portfolio	3,228,267	26,665,488
Volatility Management Portfolio	6,224,685	60,877,423

		166,685,245

Total Investments - 100.2% (cost $484,344,418) (a)		503,354,900
Other assets less liabilities - (0.2)%		(962,218)

Net Assets - 100.0%		$502,392,682

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,478,068 and gross unrealized depreciation of investments was $(11,467,586), resulting in net unrealized appreciation of $19,010,482.

AllianceBernstein Conservative Wealth Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$503,354,900	$	– 0	–	$	– 0	–	$503,354,900

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 78.9%
Information Technology - 13.7%
Communications Equipment - 1.3%
Cisco Systems, Inc.	121,200	$1,979,196
F5 Networks, Inc. (a)	18,220	1,885,405
Motorola Solutions, Inc.	6,900	331,752
QUALCOMM, Inc.	59,825	3,428,571

		7,624,924

Computers & Peripherals - 3.6%
Apple, Inc. (a)	23,830	13,767,306
Dell, Inc. (a)	9,600	118,368
EMC Corp./MA (a)	77,862	1,857,009
Fujitsu Ltd.	172,000	751,116
Hewlett-Packard Co.	136,100	3,086,748
Pegatron Corp.	123,000	170,574
Quanta Computer, Inc.	317,000	827,214
Wistron Corp.	334,000	423,292

		21,001,627

Electronic Equipment, Instruments & Components - 0.6%
AU Optronics Corp.	1,927,660	781,064
Corning, Inc.	128,600	1,670,514
LG Display Co., Ltd. (a)	70,640	1,246,225

		3,697,803

Internet Software & Services - 1.5%
Baidu, Inc. (Sponsored ADR) (a)	15,400	1,813,658
Google, Inc. - Class A (a)	9,290	5,396,190
Telecity Group PLC (a)	118,884	1,503,934

		8,713,782

IT Services - 1.1%
Cognizant Technology Solutions Corp. - Class A (a)	44,290	2,579,892
Tata Consultancy Services Ltd. (a)	56,780	1,253,668
Visa, Inc. - Class A	22,440	2,585,088

		6,418,648

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	37,000	264,417

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Semiconductor Engineering, Inc. (a)	1,280,329	1,201,216
Advanced Semiconductor Engineering, Inc. (ADR)	78,700	364,381
Applied Materials, Inc.	149,000	1,539,170
Broadcom Corp. - Class A (a)	34,794	1,125,586
GCL-Poly Energy Holdings Ltd.	3,354,000	804,736
Intel Corp.	108,600	2,806,224
Lam Research Corp. (a)	25,400	947,420
Marvell Technology Group Ltd. (a)	167,022	2,092,786
Micron Technology, Inc. (a)	165,800	968,272
Samsung Electronics Co., Ltd.	1,270	1,301,732
Samsung Electronics Co., Ltd. (Preference Shares)	5,431	3,268,040

Company	Shares	U.S. $ Value
Sumco Corp. (a)	33,200	$278,567
Tokyo Electron Ltd.	13,300	598,341
Xilinx, Inc.	39,390	1,259,298

		18,555,769

Software - 2.4%
ANSYS, Inc. (a)	15,440	955,350
CA, Inc.	8,500	211,395
Citrix Systems, Inc. (a)	37,520	2,741,962
Informatica Corp. (a)	19,000	787,170
Intuit, Inc.	46,810	2,632,126
Nintendo Co., Ltd.	3,200	370,454
Oracle Corp.	122,680	3,247,340
Salesforce.com, Inc. (a)	6,210	860,830
Temenos Group AG (a)	27,782	448,303
TIBCO Software, Inc. (a)	71,551	1,913,989

		14,168,919

		80,445,889

Consumer Discretionary - 13.4%
Auto Components - 1.1%
Bharat Forge Ltd.	16,870	93,549
BorgWarner, Inc. (a)	13,368	959,154
Cie Generale des Etablissements Michelin - Class B	15,130	887,023
GKN PLC	280,770	796,759
Lear Corp.	28,000	1,115,800
Magna International, Inc. - Class A	28,430	1,147,760
NGK Spark Plug Co., Ltd.	25,000	319,763
Sumitomo Rubber Industries Ltd.	21,600	260,655
TRW Automotive Holdings Corp. (a)	19,600	755,972

		6,336,435

Automobiles - 1.8%
Bayerische Motoren Werke AG	8,750	664,633
Dongfeng Motor Group Co., Ltd. - Class H (a)	440,000	740,420
Ford Motor Co.	78,600	830,016
General Motors Co. (a)	83,900	1,862,580
Harley-Davidson, Inc.	22,291	1,073,980
Honda Motor Co., Ltd.	28,800	915,502
Kia Motors Corp.	8,480	575,412
Mazda Motor Corp. (a)	442,000	560,836
Nissan Motor Co., Ltd.	156,000	1,500,339
Renault SA	17,170	721,636
Volkswagen AG (Preference Shares)	7,960	1,277,171

		10,722,525

Distributors - 0.6%
Imperial Holdings Ltd.	19,048	372,268
Li & Fung Ltd.	1,626,000	2,973,777

		3,346,045

Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	62,200	737,080

Company	Shares	U.S. $ Value
Apollo Group, Inc. (a)	34,700	$1,104,154
Estacio Participacoes SA	140,900	1,767,494

		3,608,728

Hotels, Restaurants & Leisure - 1.7%
Ajisen China Holdings Ltd.	1,072,000	878,594
Chipotle Mexican Grill, Inc. - Class A (a)	2,080	859,186
Las Vegas Sands Corp.	41,550	1,918,779
MGM Resorts International (a)	142,200	1,540,026
Royal Caribbean Cruises Ltd.	15,100	355,605
Sands China Ltd.	406,400	1,384,802
Shangri-La Asia Ltd.	70,500	137,100
Sodexo	6,280	456,496
Starbucks Corp.	39,350	2,159,922

		9,690,510

Household Durables - 0.7%
MRV Engenharia e Participacoes SA	229,500	985,433
Newell Rubbermaid, Inc.	67,000	1,232,800
NVR, Inc. (a)	725	583,480
Sharp Corp./Japan	186,000	970,792
Sony Corp.	25,900	343,189
Taylor Wimpey PLC	257,630	169,981

		4,285,675

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	10,205	2,172,747
priceline.com, Inc. (a)	1,950	1,219,705

		3,392,452

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	20,000	242,667

Media - 3.2%
CBS Corp.	41,100	1,311,912
Comcast Corp. - Class A	94,100	2,720,431
DIRECTV (a)	24,900	1,106,805
Fairfax Media Ltd.	202,800	131,254
Focus Media Holding Ltd. (ADR)	19,880	413,504
Gannett Co., Inc.	102,400	1,337,344
Informa PLC	48,200	254,250
McGraw-Hill Cos., Inc. (The)	16,300	707,094
News Corp. - Class A	52,400	1,006,080
Time Warner Cable, Inc. - Class A	26,700	2,013,180
Viacom, Inc. - Class B	25,700	1,226,661
Walt Disney Co. (The)	136,715	6,249,243

		18,477,758

Multiline Retail - 0.8%
Dollar General Corp. (a)	20,904	1,022,415
Don Quijote Co., Ltd.	23,500	843,344
Golden Eagle Retail Group Ltd.	682,000	1,486,353
Macy’s, Inc.	31,800	1,209,990

		4,562,102

Company	Shares	U.S. $ Value
Specialty Retail - 1.4%
Belle International Holdings Ltd.	1,012,000	$1,614,898
GameStop Corp. - Class A	20,700	397,026
Home Depot, Inc. (The)	14,800	730,232
Indomobil Sukses Internasional TBK PT	60,500	102,839
L’Occitane International SA	229,000	555,631
Lowe’s Cos., Inc.	34,500	921,840
Nitori Holdings Co., Ltd.	15,400	1,391,005
Staples, Inc.	16,400	215,496
Yamada Denki Co., Ltd.	44,720	2,238,769

		8,167,736

Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA	6,040	346,178
Coach, Inc.	35,900	2,421,455
PVH Corp.	16,230	1,314,630
Trinity Ltd.	1,314,000	1,039,873
Yue Yuen Industrial Holdings Ltd.	92,500	288,552

		5,410,688

		78,243,321

Financials - 12.2%
Capital Markets - 1.4%
Blackstone Group LP	104,226	1,254,881
Deutsche Bank AG (a)	25,770	934,132
Goldman Sachs Group, Inc. (The)	14,435	1,381,429
Legg Mason, Inc.	35,100	893,295
Macquarie Group Ltd.	41,365	1,084,508
State Street Corp.	28,300	1,166,243
UBS AG (a)	138,889	1,577,055

		8,291,543

Commercial Banks - 4.3%
Australia & New Zealand Banking Group Ltd.	19,800	402,495
Banco Bilbao Vizcaya Argentaria SA	150,530	859,800
Banco do Brasil SA	146,900	1,456,727
Banco do Estado do Rio Grande do Sul (Preference Shares)	29,800	236,408
Banco Santander Brasil SA/Brazil (ADR)	79,330	630,674
Banco Santander SA	166,622	887,586
Barclays PLC	227,850	625,132
BB&T Corp.	16,159	488,325
BNP Paribas SA	27,740	888,848
CIT Group, Inc. (a)	66,600	2,277,054
HDFC Bank Ltd.	50,930	457,649
HSBC Holdings PLC	252,004	1,987,750
Intesa Sanpaolo SpA (a)	620,790	775,540
Itau Unibanco Holding SA (ADR)	55,390	801,493
KB Financial Group, Inc.	45,470	1,417,857
KeyCorp	21,900	164,250
Lloyds Banking Group PLC (a)	1,407,820	554,152
Mitsubishi UFJ Financial Group, Inc.	253,500	1,094,048
National Australia Bank Ltd.	58,530	1,280,158
PNC Financial Services Group, Inc.	7,100	436,082
Regions Financial Corp.	29,000	182,410
Sberbank of Russia (Sponsored ADR)	41,518	411,443
Societe Generale SA (a)	39,044	779,810

Company	Shares	U.S. $ Value
Sumitomo Mitsui Financial Group, Inc.	27,700	$807,083
Turkiye Vakiflar Bankasi Tao - Class D	437,336	697,107
Wells Fargo & Co.	136,500	4,374,825

		24,974,706

Consumer Finance - 0.3%
Discover Financial Services	11,000	364,210
Shriram Transport Finance Co., Ltd.	120,908	1,122,129

		1,486,339

Diversified Financial Services - 2.6%
Bank of America Corp.	234,800	1,725,780
Citigroup, Inc.	138,000	3,658,380
IG Group Holdings PLC	163,004	1,090,870
ING Groep NV (a)	182,943	1,058,491
JPMorgan Chase & Co.	178,500	5,917,275
Leucadia National Corp.	20,500	416,560
Moody’s Corp.	18,200	665,938
ORIX Corp.	6,940	598,783

		15,132,077

Insurance - 2.4%
Admiral Group PLC	104,350	1,672,439
Aegon NV	143,530	605,920
AIA Group Ltd.	898,000	2,919,565
Allianz SE	11,990	1,089,650
Aviva PLC	167,550	680,028
Berkshire Hathaway, Inc. (a)	10,700	849,152
Chubb Corp. (The)	8,900	641,423
Lancashire Holdings Ltd.	111,910	1,301,841
Muenchener Rueckversicherungs AG	6,280	781,061
Prudential PLC	124,910	1,311,242
Reinsurance Group of America, Inc. - Class A	15,800	792,686
Suncorp Group Ltd.	65,110	491,524
Travelers Cos., Inc. (The)	8,900	556,161
XL Group PLC	10,100	206,242

		13,898,934

Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	48,636	800,062
Daito Trust Construction Co., Ltd.	20,900	1,839,968
Evergrande Real Estate Group Ltd. (a)	697,000	381,464
Hang Lung Group Ltd.	22,000	128,336
Hang Lung Properties Ltd.	807,000	2,567,561
New World Development Co., Ltd	322,252	345,123

		6,062,514

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp.	113,940	1,317,494

		71,163,607

Energy - 10.3%
Energy Equipment & Services - 3.3%
AMEC PLC	75,300	1,127,646
Ensco PLC	35,060	1,574,545
FMC Technologies, Inc. (a)	27,990	1,126,318

Company	Shares	U.S. $ Value
Halliburton Co.	81,110	$2,438,167
National Oilwell Varco, Inc.	40,330	2,692,027
Oceaneering International, Inc.	40,829	1,887,116
Saipem SpA	9,570	373,919
Schlumberger Ltd.	76,495	4,838,309
Seadrill Ltd.	23,430	777,912
Technip SA	12,380	1,133,629
Transocean Ltd./Switzerland	29,300	1,196,319

		19,165,907

Oil, Gas & Consumable Fuels - 7.0%
Afren PLC (a)	203,848	366,357
Anadarko Petroleum Corp.	30,940	1,887,340
BG Group PLC	130,840	2,521,424
BP PLC	506,420	3,078,523
BP PLC (Sponsored ADR)	54,400	1,983,424
Chevron Corp.	32,600	3,204,906
China Petroleum & Chemical Corp. - Class H	846,000	754,007
Devon Energy Corp.	20,600	1,226,112
ENI SpA	52,550	1,012,342
EOG Resources, Inc.	23,080	2,291,844
Exxon Mobil Corp.	38,800	3,050,844
Gazprom OAO (Sponsored ADR)	204,990	1,799,812
JX Holdings, Inc.	131,400	666,183
LUKOIL OAO (London) (Sponsored ADR)	21,460	1,124,075
Marathon Oil Corp.	61,800	1,539,438
Marathon Petroleum Corp.	34,200	1,233,594
Nexen, Inc. (New York)	21,300	332,919
Nexen, Inc. (Toronto)	51,319	804,926
Noble Energy, Inc.	27,911	2,357,363
NovaTek OAO (Sponsored GDR) (b)	10,090	967,037
Petroleo Brasileiro SA (Sponsored ADR)	86,650	1,637,685
PTT PCL	70,700	695,556
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	65,689	2,036,950
Suncor Energy, Inc. (New York)	75,000	2,024,250
Total SA	51,340	2,212,703
Valero Energy Corp.	12,600	265,860

		41,075,474

		60,241,381

Industrials - 9.0%
Aerospace & Defense - 1.4%
Boeing Co. (The)	31,430	2,187,842
General Dynamics Corp.	18,600	1,190,586
Northrop Grumman Corp.	5,900	346,625
Precision Castparts Corp.	20,080	3,337,497
Saab AB	8,000	124,278
Safran SA	23,090	795,100

		7,981,928

Air Freight & Logistics - 0.6%
Kuehne & Nagel International AG	10,982	1,170,839
United Parcel Service, Inc. - Class B	29,960	2,245,202

		3,416,041

Company	Shares	U.S. $ Value
Airlines - 0.4%
Cathay Pacific Airways Ltd.	101,000	$155,578
Delta Air Lines, Inc. (a)	111,800	1,352,780
Deutsche Lufthansa (REG)	54,700	576,184

		2,084,542

Building Products - 0.3%
Asahi Glass Co., Ltd.	132,000	885,145
Fortune Brands Home & Security, Inc. (a)	34,900	789,438

		1,674,583

Commercial Services & Supplies - 0.2%
Edenred	14,778	390,512
Serco Group PLC	119,696	971,147

		1,361,659

Construction & Engineering - 0.3%
Bouygues SA	53,559	1,300,731
Larsen & Toubro Ltd. (a)	24,230	508,598

		1,809,329

Electrical Equipment - 1.4%
AMETEK, Inc.	25,314	1,283,673
Emerson Electric Co.	80,580	3,768,727
Rockwell Automation, Inc.	14,650	1,062,272
Roper Industries, Inc.	12,070	1,221,725
Sumitomo Electric Industries Ltd.	80,100	925,616

		8,262,013

Industrial Conglomerates - 2.3%
Bidvest Group Ltd.	20,400	431,844
Danaher Corp.	91,928	4,777,498
General Electric Co.	234,300	4,472,787
Jardine Matheson Holdings Ltd.	9,600	463,081
Jardine Strategic Holdings Ltd.	6,000	181,069
Keppel Corp., Ltd.	210,000	1,621,143
Tyco International Ltd.	26,200	1,392,792

		13,340,214

Machinery - 0.6%
Dover Corp.	28,860	1,632,321
Flowserve Corp.	10,421	1,071,070
IHI Corp.	91,000	186,499
Parker Hannifin Corp.	4,200	343,308
Weir Group PLC (The)	8,540	204,312

		3,437,510

Professional Services - 1.3%
Bureau Veritas SA	19,639	1,692,362
Capita PLC	259,468	2,475,821
Hays PLC	550,054	617,742
Intertek Group PLC	74,261	3,035,725

		7,821,650

Road & Rail - 0.1%
Globaltrans Investment PLC (Sponsored GDR) (b)	14,580	232,405

Company	Shares	U.S. $ Value
Localiza Rent a Car SA	19,000	$301,460

		533,865

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	33,200	647,826

		52,371,160

Health Care - 8.4%
Biotechnology - 0.6%
Gilead Sciences, Inc. (a)	51,330	2,563,933
Vertex Pharmaceuticals, Inc. (a)	11,400	684,456

		3,248,389

Health Care Equipment & Supplies - 0.6%
Covidien PLC	46,640	2,415,019
Stryker Corp.	22,490	1,157,111

		3,572,130

Health Care Providers & Services - 2.1%
Aetna, Inc.	8,800	359,832
Express Scripts Holding Co. (a)	23,900	1,247,341
Health Net, Inc. (a)	23,700	607,194
McKesson Corp.	11,110	969,681
Odontoprev SA	47,300	253,286
UnitedHealth Group, Inc.	116,274	6,484,601
WellPoint, Inc.	39,400	2,655,166

		12,577,101

Life Sciences Tools & Services - 0.2%
Eurofins Scientific	2,322	262,034
Illumina, Inc. (a)	19,073	821,283

		1,083,317

Pharmaceuticals - 4.9%
Allergan, Inc./United States	26,160	2,360,940
Aspen Pharmacare Holdings Ltd. (a)	38,462	532,957
AstraZeneca PLC	65,665	2,652,544
AstraZeneca PLC (Sponsored ADR)	52,800	2,133,648
GlaxoSmithKline PLC	42,650	945,083
Johnson & Johnson	73,400	4,582,362
Lupin Ltd.	10,300	98,492
Merck & Co., Inc.	92,500	3,476,150
Novartis AG	25,790	1,343,601
Perrigo Co.	11,730	1,218,630
Pfizer, Inc.	266,400	5,826,168
Roche Holding AG	7,670	1,200,353
Roche Holding AG (Sponsored ADR)	24,000	940,080
Shire PLC	39,670	1,118,803

		28,429,811

		48,910,748

Consumer Staples - 5.0%
Beverages - 0.1%
Asahi Group Holdings Ltd.	27,600	589,335

Company	Shares	U.S. $ Value
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	31,200	$1,402,128
Delhaize Group SA	9,217	335,520
Jeronimo Martins SGPS SA	85,989	1,526,754
Koninklijke Ahold NV	79,870	938,564
Kroger Co. (The)	99,500	2,189,995
Magnit OJSC (Sponsored GDR) (a)(b)	18,420	453,933
Olam International Ltd.	1,768,105	2,270,492

		9,117,386

Food Products - 0.6%
Archer-Daniels-Midland Co.	15,500	494,140
ConAgra Foods, Inc.	33,300	837,495
Hershey Co. (The)	17,130	1,145,312
Tyson Foods, Inc.-Class A	30,600	592,722
Unilever PLC	18,008	566,652

		3,636,321

Household Products - 0.6%
Procter & Gamble Co. (The)	47,000	2,927,630
Reckitt Benckiser Group PLC	12,998	691,684

		3,619,314

Personal Products - 0.1%
Natura Cosmeticos SA	42,300	908,144

Tobacco - 2.0%
Altria Group, Inc.	64,200	2,066,598
British American Tobacco PLC	62,600	2,958,820
Imperial Tobacco Group PLC	26,561	960,879
Japan Tobacco, Inc.	230	1,279,785
KT&G Corp.	25,900	1,724,838
Lorillard, Inc.	16,100	1,989,960
Philip Morris International, Inc.	5,400	456,354
Reynolds American, Inc.	5,300	221,752

		11,658,986

		29,529,486

Materials - 3.1%
Chemicals - 1.6%
Agrium, Inc. (Toronto)	9,480	742,356
Air Water, Inc.	10,000	115,222
DIC Corp.	111,000	203,131
Filtrona PLC	94,060	652,172
Koninklijke DSM NV	25,354	1,207,560
LyondellBasell Industries NV	35,300	1,392,938
Mitsubishi Gas Chemical Co., Inc.	15,000	87,072
Monsanto Co.	29,117	2,247,832
OCI Co., Ltd.	3,690	634,929
Orica Ltd.	28,044	675,186
Potash Corp. of Saskatchewan, Inc.	26,170	1,034,500
Ube Industries Ltd./Japan	81,000	185,609

		9,178,507

Construction Materials - 0.1%
China Shanshui Cement Group Ltd.	319,000	251,936

Company	Shares	U.S. $ Value
Taiheiyo Cement Corp.	110,000	$222,882

		474,818

Metals & Mining - 1.4%
Anglo American PLC	28,720	875,386
Exxaro Resources Ltd.	12,850	287,572
Freeport-McMoRan Copper & Gold, Inc.	35,760	1,145,750
Goldcorp, Inc.	16,010	584,380
KGHM Polska Miedz SA	19,410	704,520
Kinross Gold Corp.	52,310	419,858
OneSteel Ltd.	194,200	199,299
Rio Tinto PLC	26,760	1,151,308
ThyssenKrupp AG	38,800	643,464
Vale SA (Sponsored ADR) (Local Preference Shares)	117,020	2,120,402
Xstrata PLC	28,860	412,255

		8,544,194

		18,197,519

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	84,400	2,883,948
CenturyLink, Inc.	68,600	2,690,492
Nippon Telegraph & Telephone Corp.	45,300	1,950,379
Telecom Italia SpA (ordinary shares)	1,224,770	1,011,994
Telecom Italia SpA (savings shares)	228,800	156,295
Vivendi SA	39,928	646,355

		9,339,463

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L (ADR)	29,110	685,832
NTT DoCoMo, Inc.	114	181,869
Vodafone Group PLC	609,820	1,626,379

		2,494,080

		11,833,543

Utilities - 1.8%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	27,800	1,070,578
E.ON AG	47,400	869,310
Edison International	10,200	458,592
EDP-Energias de Portugal SA	244,110	506,944
Great Plains Energy, Inc.	40,700	810,744
NV Energy, Inc.	76,600	1,325,180

		5,041,348

Gas Utilities - 0.2%
Atmos Energy Corp.	26,400	874,896
Gas Natural SDG SA	35,104	381,543

		1,256,439

Independent Power Producers & Energy Traders - 0.2%
APR Energy PLC	96,935	1,189,823

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	52,400	1,060,052

Company	Shares	U.S. $ Value
DTE Energy Co.	11,100	$630,813
National Grid PLC	62,270	624,552
NiSource, Inc.	24,400	612,196
Public Service Enterprise Group, Inc.	11,600	361,804

		3,289,417

		10,777,027

Total Common Stocks (cost $452,208,934)		461,713,681

INVESTMENT COMPANIES - 20.1%
Funds and Investment Trusts - 20.1%
Volatility Management Portfolio (cost $123,806,224)	12,028,154	117,635,341

WARRANTS - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a) (cost $140,598)	88,660	123,991

RIGHTS - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Gas Natural SDG SA (a) (cost $20,446)	35,104	20,227

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (c) (cost $4,731,978)	4,731,978	4,731,978

Total Investments - 99.8% (cost $580,908,180) (d)		584,225,218
Other assets less liabilities - 0.2% (e)		990,864

Net Assets - 100.0%		$585,216,082

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	26	June 2012	$793,307	$676,737	$(116,570)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholselale:
Norwegian Krone settling 6/15/12	3,991	$682,899	$652,394	$(30,505)
Swedish Krona settling 6/15/12	14,619	2,128,084	2,011,529	(116,555)
Swedish Krona settling 8/14/12	34,815	5,057,225	4,779,787	(277,438)
Citibank NA:
Australian Dollar settling 8/14/12	2,317	2,320,063	2,243,236	(76,827)
Hong Kong Dollar settling 6/15/12	6,427	827,679	828,082	403
Japanese Yen settling 8/14/12	45,853	580,069	585,626	5,557
Singapore Dollar settling 8/14/12	860	675,204	667,498	(7,706)
Credit Suisse London Branch (GFX):
Canadian Dollar settling 6/15/12	6,340	6,322,172	6,136,484	(185,688)
Great British Pound settling 8/14/12	2,476	4,004,863	3,814,763	(190,100)
Deutsche Bank AG London:
Swedish Krona settling 8/14/12	6,888	1,020,324	945,661	(74,663)
Royal Bank of Scotland PLC:
Great British Pound settling 8/14/12	1,526	2,409,600	2,351,102	(58,498)
Japanese Yen settling 8/14/12	322,133	4,075,156	4,114,219	39,063
Standard Chartered Bank:
Hong Kong Dollar settling 6/15/12	11,973	1,542,650	1,542,653	3
Japanese Yen settling 8/14/12	235,401	3,008,434	3,006,495	(1,939)
State Street Bank and Trust Co.:
Norwegian Krone settling 8/14/12	29,879	5,108,272	4,873,012	(235,260)
Swiss Franc settling 8/14/12	4,507	4,848,510	4,646,363	(202,147)
Westpac Banking Corp.:
New Zealand Dollar settling 8/14/12	2,681	2,096,488	2,011,442	(85,046)
Sale Contracts
Barclays Bank PLC Wholselale:
Canadian Dollar settling 6/15/12	2,638	2,549,950	2,553,319	(3,369)
Euro settling 8/14/12	1,832	2,323,269	2,266,462	56,807
Citibank NA:
Great British Pound settling 8/14/12	988	1,585,511	1,522,208	63,303
Credit Suisse London Branch (GFX):
Australian Dollar settling 8/14/12	817	788,773	790,990	(2,217)
Euro settling 8/14/12	6,613	8,611,250	8,181,285	429,965
Deutsche Bank AG London:
Great British Pound settling 8/14/12	1,053	1,620,549	1,622,353	(1,804)
Japanese Yen settling 8/14/12	700,657	8,788,974	8,948,654	(159,680)
Goldman Sachs International:
Great British Pound settling 6/15/12	2,642	4,260,991	4,071,676	189,315
Swedish Krona settling 6/15/12	14,619	2,033,919	2,011,529	22,390
Swedish Krona settling 8/14/12	6,888	956,335	945,661	10,674
HSBC BankUSA:
Canadian Dollar settling 6/15/12	700	685,670	677,530	8,140
Euro settling 8/14/12	2,254	2,871,100	2,788,540	82,560
Great British Pound settling 8/14/12	1,335	2,107,378	2,056,829	50,549
Hong Kong Dollar settling 6/15/12	57,258	7,377,838	7,377,367	471
Swiss Franc settling 8/14/12	395	419,218	407,214	12,004
Royal Bank of Canada:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Canadian Dollar settling 8/14/12	2,746	$2,790,228	$2,654,399	$135,829
Royal Bank of Scotland PLC:
Australian Dollar settling 8/14/12	5,708	5,560,905	5,526,279	34,626
Euro settling 8/14/12	1,757	2,235,905	2,173,675	62,230
New Zealand Dollar settling 8/14/12	2,681	2,006,541	2,011,442	(4,901)
Norwegian Krone settling 8/14/12	2,193	364,589	357,660	6,929
Swiss Franc settling 8/14/12	2,197	2,364,006	2,264,935	99,071
Standard Chartered Bank:
Indian Rupee settling 6/15/12 (1)	31,280	583,060	555,155	27,905
Indian Rupee settling 8/14/12 (1)	20,480	383,305	358,671	24,634
State Street Bank and Trust Co.:
Brazilian Real settling 7/03/12	1,777	876,968	875,574	1,394
Euro settling 6/15/12	427	556,232	528,012	28,220
UBS AG:
Brazilian Real settling 6/05/12	1,777	935,425	880,886	54,539
Euro settling 8/14/12	973	1,203,638	1,203,749	(111)

				$(267,873)

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate market value of these securities amounted to $1,653,375 or 0.3% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,817,138 and gross unrealized depreciation of investments was $(50,500,100), resulting in net unrealized appreciation of $3,317,038.
(e)	An amount of U.S. $51,037 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$64,952,996		$15,492,893		$	– 0	–	$80,445,889
Consumer Discretionary	50,707,011		27,536,310			– 0	–	78,243,321
Financials	31,947,915		39,215,692			– 0	–	71,163,607
Energy	37,955,621		22,285,760			– 0	–	60,241,381
Industrials	33,010,008		19,361,152			– 0	–	52,371,160
Health Care	39,816,801		9,093,947			– 0	–	48,910,748
Consumer Staples	16,957,068		12,572,418			– 0	–	29,529,486
Materials	7,567,614		10,629,905			– 0	–	18,197,519
Telecommunication Services	6,260,272		5,573,271			– 0	–	11,833,543
Utilities	7,204,855		3,572,172			– 0	–	10,777,027
Investment Companies	117,635,341		– 0	–		– 0	–	117,635,341
Warrants	– 0	–	– 0	–		123,991		123,991
Rights	20,227		– 0	–		– 0	–	20,227
Short-Term Investments	4,731,978		– 0	–		– 0	–	4,731,978

Total Investments in Securities	418,767,707		165,333,520+			123,991		584,225,218
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	1,446,581			– 0	–	1,446,581
Liabilities:
Futures Contracts	(116,570)		– 0	–		– 0	–	(116,570)
Forward Currency Exchange Contracts	– 0	–	(1,714,454)			– 0	–	(1,714,454)

Total	$418,651,137		$165,065,647			$123,991		$583,840,775

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy			Warrants			Total
Balance as of 8/31/11		$199,793		$	– 0	–	$199,793
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		– 0	–		(16,607)		(16,607)
Purchases		– 0	–		140,598		140,598
Sales		– 0	–		– 0	–	– 0	–
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		(199,793)			– 0	–	(199,793)

Balance as of 5/31/12	$	– 0	–		$123,991		$123,991

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$	– 0	–		$(16,607)		$(16,607)

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

May 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 52.4%
Long-Term Municipal Bonds - 50.2%
Alabama - 7.7%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/18	$2,040	$2,484,557
NPFGC-RE
5.00%, 12/01/21 (Pre-refunded/ETM)	1,700	1,818,082
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/25	3,980	4,510,096
Jefferson Cnty AL Swr
FGIC
5.00%, 2/01/41 (Pre-refunded/ETM)	1,100	1,107,469
5.125%, 2/01/42 (Pre-refunded/ETM)	1,650	1,661,913
5.25%, 2/01/24 (Pre-refunded/ETM)	1,595	1,606,835

		13,188,952

Arizona - 2.1%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.18%, 2/01/42 (a)	785	739,438
Arizona Trnsp Brd Hwy
Series 2011A
5.00%, 7/01/25	2,100	2,503,074
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	30	29,983
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	350	365,351

		3,637,846

California - 4.9%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/20	1,905	2,387,365
California Econ Recovery (California Econ Rec Spl Tax)
Series A
5.00%, 7/01/20	2,450	2,962,981
California GO
5.00%, 3/01/16	2,225	2,534,075
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/23	365	439,409

		8,323,830

Colorado - 0.2%
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (b)(c)	710	248,500
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14 (c)	260	143,000

		391,500

	Principal Amount (000)	U.S. $ Value
District of Columbia - 0.9%
District of Columbia GO
AMBAC Series 2007
5.25%, 6/01/18	$1,200	$1,462,200

Florida - 6.6%
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/15-3/01/16	4,000	4,408,270
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	1,100	1,107,942
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (b)(c)	105	31,500
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (b)(c)	100	80,000
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	235	237,338
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (c)	15	15,605
Series 2010A-2
6.125%, 5/01/35 (c)	35	28,498
Series 2010B
5.125%, 5/01/17 (c)	75	68,398
Series 4B
5.125%, 5/01/09 (c)(d)(e)	25	0
Palm Beach Cnty FL Sch Brd COP
NPFGC-RE
5.00%, 8/01/13	1,030	1,082,098
Parkway Center CDD FL
Series B
5.625%, 5/01/14	120	108,659
Sarasota Cnty FL Sch Brd COP
5.00%, 7/01/22	1,165	1,345,365
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	1,380	1,687,105
Verano CDD FL
Series B
5.00%, 11/01/13	625	624,994
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	80	70,571
Waterset North CDD FL
Series B
6.55%, 11/01/15	485	393,529

		11,289,872

Guam - 0.1%
Guam Wtrworks Auth
Series 05

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/13	$225	$229,565

Illinois - 3.8%
Chicago IL Wtr
5.00%, 11/01/27	950	1,116,858
Illinois Finance Auth (Northwestern Univ)
1.75%, 12/01/34	3,605	3,681,246
Illinois GO
NPFGC-RE
5.00%, 4/01/15	1,545	1,693,397

		6,491,501

Indiana - 1.3%
Indiana Bond Bank Gas (JP Morgan Chase)
Series A
5.25%, 10/15/19	1,945	2,268,376

Louisiana - 0.6%
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	1,000	1,058,560

Nevada - 0.2%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	35	34,557
Las Vegas NV SID #607 (Las Vegas NV SID #607 Providence)
5.35%, 6/01/12	245	245,000

		279,557

New Jersey - 1.1%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
AMBAC Series A
5.50%, 12/15/13	1,775	1,909,048

New York - 1.1%
Metropolitan Transportation Authority
5.00%, 11/15/23	460	551,089
New York NY GO
Series 04G
5.00%, 8/01/12	1,315	1,324,876

		1,875,965

North Carolina - 0.6%
North Carolina Eastern Mun Pwr Agy
Series 2012B
5.00%, 1/01/21	150	179,924
Series A
5.00%, 1/01/15	785	869,191

		1,049,115

	Principal Amount (000)	U.S. $ Value
Ohio - 1.7%
Cleveland OH Mun SD GO
AGM
5.25%, 12/01/19	$1,000	$1,082,450
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21 (c)(e)	230	199,178
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	1,620	1,653,987

		2,935,615

Pennsylvania - 0.2%
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	100	101,290
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15 (c)	205	199,559

		300,849

Puerto Rico - 5.2%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/18	2,300	2,637,502
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/14	2,820	3,055,160
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	2,750	3,180,072

		8,872,734

South Carolina - 1.6%
South Carolina Pub Svc Auth
AGM
5.00%, 1/01/14	2,450	2,625,249

Texas - 8.5%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	3,945	4,210,853
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21-7/01/22	2,815	3,223,551
Houston TX GO
NPFGC
5.00%, 3/01/15	3,300	3,695,736
Texas A & M Univ
Series 2009 D
5.00%, 5/15/18	2,765	3,374,931

		14,505,071

	Principal Amount (000)	U.S. $ Value
Washington - 1.8%
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/24	$1,815	$2,158,725
Washington Fed Hwy Grant
Series F
5.00%, 9/01/16 (f)	700	819,091

		2,977,816

Total Long-Term Municipal Bonds (cost $80,797,970)		85,673,221

Short-Term Municipal Notes - 2.2%
California - 0.6%
California Infra & Eco Dev BK (J Paul Getty Trust)
Series 2010A-2
0.15%, 10/01/47 (g)	1,000	1,000,000

Connecticut - 0.1%
Connecticut Hlth & Ed Fac Auth (Yale University)
Series 2005 Y-3
0.15%, 7/01/35 (g)	100	100,000

Louisiana - 0.3%
East Baton Rouge Parish LA (Exxon Mobil Corp.)
0.15%, 11/01/19 (g)	500	500,000

Mississippi - 1.2%
Mississippi Business Fin Corp.
0.18%, 11/01/35 (g)	500	500,000
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009A
0.16%, 12/01/30 (g)	1,320	1,320,000
0.18%, 11/01/35 (g)	350	350,000

		2,170,000

Total Short-Term Municipal Notes (cost $3,770,000)		3,770,000

Total Municipal Obligations (cost $84,567,970)		89,443,221

	Shares
COMMON STOCKS - 32.4%
Information Technology - 5.7%
Communications Equipment - 0.6%
Cisco Systems, Inc.	19,600	320,068
F5 Networks, Inc. (d)	2,230	230,760
Motorola Solutions, Inc.	850	40,868
QUALCOMM, Inc.	7,155	410,053

		1,001,749

Company	Shares	U.S. $ Value
Computers & Peripherals - 1.5%
Apple, Inc. (d)	2,850	$1,646,531
Dell, Inc. (d)	1,200	14,796
EMC Corp./MA (d)	9,315	222,163
Fujitsu Ltd.	20,000	87,339
Hewlett-Packard Co.	17,300	392,364
Pegatron Corp.	18,000	24,962
Quanta Computer, Inc.	37,000	96,552
Wistron Corp.	36,000	45,624

		2,530,331

Electronic Equipment, Instruments & Components - 0.2%
AU Optronics Corp.	223,070	90,385
Corning, Inc.	15,300	198,747
LG Display Co., Ltd. (d)	8,270	145,899

		435,031

Internet Software & Services - 0.6%
Baidu, Inc./China (Sponsored ADR) (d)	1,250	147,213
Google, Inc.-Class A (d)	1,105	641,850
Telecity Group PLC (d)	13,940	176,347

		965,410

IT Services - 0.4%
Cognizant Technology Solutions Corp.-Class A (d)	5,260	306,395
Tata Consultancy Services Ltd. (d)	5,309	117,219
Visa, Inc.-Class A	2,765	318,528

		742,142

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	6,500	46,452

Semiconductors & Semiconductor Equipment - 1.4%
Advanced Semiconductor Engineering, Inc. (d)	155,974	146,336
Advanced Semiconductor Engineering, Inc. (ADR)	12,600	58,338
Applied Materials, Inc.	19,400	200,402
Broadcom Corp.-Class A (d)	4,156	134,447
GCL-Poly Energy Holdings Ltd.	389,000	93,334
Intel Corp.	15,000	387,600
Lam Research Corp. (d)	3,400	126,820
Marvell Technology Group Ltd. (d)	19,959	250,086
Micron Technology, Inc. (d)	21,400	124,976
Samsung Electronics Co., Ltd.	150	153,748
Samsung Electronics Co., Ltd. (Preference Shares)	640	385,112
Sumco Corp. (d)	4,100	34,401
Tokyo Electron Ltd.	1,600	71,981
Xilinx, Inc.	4,710	150,579

		2,318,160

Software - 1.0%
ANSYS, Inc. (d)	1,890	116,944

Company	Shares	U.S. $ Value
CA, Inc.	1,100	$27,357
Citrix Systems, Inc. (d)	4,585	335,072
Informatica Corp. (d)	2,260	93,632
Intuit, Inc.	5,590	314,325
Microsoft Corp.	1,200	35,028
Nintendo Co., Ltd.	400	46,307
Oracle Corp.	15,380	407,108
Salesforce.com, Inc. (d)	590	81,786
Temenos Group AG (d)	3,272	52,798
TIBCO Software, Inc. (d)	8,753	234,143

		1,744,500

		9,783,775

Consumer Discretionary - 5.4%
Auto Components - 0.4%
Bharat Forge Ltd.	2,030	11,257
BorgWarner, Inc. (d)	1,788	128,289
Cie Generale des Etablissements Michelin-Class B	1,950	114,322
GKN PLC	29,550	83,856
Lear Corp.	3,600	143,460
Magna International, Inc.-Class A	2,000	80,844
Sumitomo Rubber Industries Ltd.	2,800	33,789
TRW Automotive Holdings Corp. (d)	2,350	90,639

		686,456

Automobiles - 0.7%
Bayerische Motoren Werke AG	940	71,401
Dongfeng Motor Group Co., Ltd.-Class H (d)	52,000	87,504
Ford Motor Co.	10,000	105,600
General Motors Co. (d)	9,800	217,560
Harley-Davidson, Inc.	2,712	130,664
Honda Motor Co., Ltd.	3,500	111,259
Kia Motors Corp.	870	59,034
Mazda Motor Corp. (d)	55,000	69,787
Nissan Motor Co., Ltd.	18,400	176,963
Renault SA	2,020	84,899
Volkswagen AG (Preference Shares)	890	142,799

		1,257,470

Distributors - 0.2%
Imperial Holdings Ltd.	2,060	40,260
Li & Fung Ltd.	192,000	351,147

		391,407

Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	7,300	86,506
Apollo Group, Inc.-Class A (d)	4,000	127,280
Estacio Participacoes SA	16,400	205,727

		419,513

Hotels, Restaurants & Leisure - 0.7%
Ajisen China Holdings Ltd.	124,000	101,628
Chipotle Mexican Grill, Inc.-Class A (d)	255	105,333

Company	Shares	U.S. $ Value
Las Vegas Sands Corp.	4,970	$229,515
MGM Resorts International (d)	16,100	174,363
Royal Caribbean Cruises Ltd.	1,800	42,390
Sands China Ltd.	47,200	160,833
Shangri-La Asia Ltd.	1,833	3,565
Sodexo	740	53,791
Starbucks Corp.	4,690	257,434

		1,128,852

Household Durables - 0.3%
MRV Engenharia e Participacoes SA	22,100	94,894
Newell Rubbermaid, Inc.	8,200	150,880
NVR, Inc. (d)	100	80,480
Sharp Corp./Japan	18,000	93,948
Sony Corp.	4,000	53,002
Taylor Wimpey PLC	39,260	25,903

		499,107

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (d)	1,295	275,719
priceline.com, Inc. (d)	239	149,492

		425,211

Media - 1.3%
CBS Corp.	5,300	169,176
Comcast Corp.-Class A	13,060	377,564
DIRECTV (d)	2,900	128,905
Fairfax Media Ltd.	38,970	25,222
Focus Media Holding Ltd. (ADR)	2,330	48,464
Gannett Co., Inc.	13,100	171,086
McGraw-Hill Cos., Inc. (The)	2,100	91,098
News Corp.-Class A	6,800	130,560
Time Warner Cable, Inc.-Class A	3,200	241,280
Viacom, Inc.-Class B	3,900	186,147
Walt Disney Co. (The)	13,910	635,826

		2,205,328

Multiline Retail - 0.4%
Dollar General Corp. (d)	2,559	125,161
Don Quijote Co., Ltd.	2,700	96,895
Golden Eagle Retail Group Ltd.	88,000	191,787
Macy’s, Inc.	4,200	159,810
Target Corp.	800	46,328

		619,981

Specialty Retail - 0.6%
Belle International Holdings Ltd.	119,000	189,894
GameStop Corp.-Class A	2,700	51,786
Home Depot, Inc. (The)	1,700	83,878
Indomobil Sukses Internasional TBK PT	7,000	11,899
L’Occitane International SA	27,500	66,724
Lowe’s Cos., Inc.	3,700	98,864
Nitori Holdings Co., Ltd.	1,800	162,585
Staples, Inc.	2,000	26,280
Yamada Denki Co., Ltd.	5,330	266,830

		958,740

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA	740	$42,413
Coach, Inc.	4,300	290,035
PVH Corp.	2,149	174,069
Trinity Ltd.	190,000	150,362
Yue Yuen Industrial Holdings Ltd.	15,000	46,792

		703,671

		9,295,736

Financials - 5.0%
Capital Markets - 0.6%
Blackstone Group LP	14,799	178,180
Deutsche Bank AG (d)	2,990	108,384
Goldman Sachs Group, Inc. (The)	1,295	123,932
Legg Mason, Inc.	4,200	106,890
Macquarie Group Ltd.	5,079	133,161
State Street Corp.	3,400	140,114
UBS AG (d)	16,253	184,549

		975,210

Commercial Banks - 1.7%
Banco Bilbao Vizcaya Argentaria SA	17,617	100,625
Banco do Brasil SA	17,100	169,571
Banco do Estado do Rio Grande do Sul (Preference Shares)	3,500	27,766
Banco Santander Brasil SA/Brazil (ADR)	3,230	25,679
Banco Santander Chile (ADR)	740	55,086
Banco Santander SA	16,814	89,567
Barclays PLC	32,440	89,003
BB&T Corp.	1,900	57,418
BNP Paribas SA	3,150	100,933
CIT Group, Inc. (d)	7,900	270,101
HDFC Bank Ltd.	11,590	104,146
HSBC Holdings PLC	27,920	220,227
Intesa Sanpaolo SpA (d)	72,870	91,035
Itau Unibanco Holding SA (ADR)	6,500	94,055
KB Financial Group, Inc.	5,348	166,763
KeyCorp	2,600	19,500
Lloyds Banking Group PLC (d)	151,530	59,646
Mitsubishi UFJ Financial Group, Inc.	29,000	125,157
National Australia Bank Ltd.	6,800	148,728
PNC Financial Services Group, Inc.	800	49,136
Regions Financial Corp.	3,300	20,757
Sberbank of Russia (Sponsored ADR)	4,718	46,755
Societe Generale SA (d)	4,425	88,379
Sumitomo Mitsui Financial Group, Inc.	3,700	107,805
Turkiye Vakiflar Bankasi Tao-Class D	54,480	86,840
Wells Fargo & Co.	16,400	525,620

		2,940,298

Consumer Finance - 0.1%
Discover Financial Services	1,400	46,354
Shriram Transport Finance Co., Ltd.	10,820	100,419

		146,773

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.0%
Bank of America Corp.	27,900	$205,065
Citigroup, Inc.	15,200	402,952
IG Group Holdings PLC	19,132	128,037
ING Groep NV (d)	21,354	123,552
JPMorgan Chase & Co.	21,215	703,277
Leucadia National Corp.	2,400	48,768
Moody’s Corp.	2,200	80,498
ORIX Corp.	910	78,515

		1,770,664

Insurance - 1.0%
Admiral Group PLC	12,360	198,096
Aegon NV	15,900	67,123
AIA Group Ltd.	106,200	345,276
Allianz SE	1,410	128,141
Aviva PLC	19,990	81,132
Berkshire Hathaway, Inc. (d)	1,200	95,232
Chubb Corp. (The)	1,400	100,898
Industrial Alliance Insurance & Financial Services, Inc.	1,930	47,183
Lancashire Holdings Ltd.	13,140	152,857
Muenchener Rueckversicherungs AG	730	90,792
Prudential PLC	14,670	153,998
Reinsurance Group of America, Inc.-Class A	1,900	95,323
Suncorp Group Ltd.	10,200	77,001
Travelers Cos., Inc. (The)	1,100	68,739
XL Group PLC	1,600	32,672

		1,734,463

Real Estate Management & Development - 0.5%
CBRE Group, Inc. (d)	5,802	95,443
Daito Trust Construction Co., Ltd.	2,400	211,288
Evergrande Real Estate Group Ltd. (d)	75,000	41,047
Hang Lung Group Ltd.	200	1,167
Hang Lung Properties Ltd.	113,000	359,522
New World Development Co., Ltd	36,523	39,115

		747,582

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	13,480	155,870

		8,470,860

Energy - 4.3%
Energy Equipment & Services - 1.4%
AMEC PLC	8,831	132,248
Ensco PLC	4,280	192,215
FMC Technologies, Inc. (d)	3,330	133,999
Halliburton Co.	9,900	297,594
Helmerich & Payne, Inc.	1,600	72,480
National Oilwell Varco, Inc.	4,800	320,400
Oceaneering International, Inc.	4,986	230,453
Saipem SpA	1,240	48,449
Schlumberger Ltd.	9,110	576,208
Seadrill Ltd.	2,740	90,972
Technip SA	1,456	133,325

Company	Shares	U.S. $ Value
Transocean Ltd./Switzerland	3,300	$134,739

		2,363,082

Oil, Gas & Consumable Fuels - 2.9%
Afren PLC (d)	22,389	40,238
Anadarko Petroleum Corp.	4,315	263,215
Banpu PCL	2,100	29,529
BG Group PLC	14,710	283,477
BP PLC (Sponsored ADR)	65,350	594,739
Chevron Corp.	4,000	393,240
China Petroleum & Chemical Corp.-Class H	96,000	85,561
Devon Energy Corp.	2,500	148,800
ENI SpA	5,610	108,073
EOG Resources, Inc.	2,760	274,068
Exxon Mobil Corp.	4,500	353,835
Gazprom OAO (Sponsored ADR)	23,960	210,369
JX Holdings, Inc.	16,100	81,625
LUKOIL OAO (London) (Sponsored ADR)	2,560	134,093
Marathon Oil Corp.	7,250	180,597
Marathon Petroleum Corp.	4,200	151,494
Nexen, Inc. (New York)	3,000	46,890
Nexen, Inc. (Toronto)	5,519	86,564
Noble Energy, Inc.	3,411	288,093
NovaTek OAO (Sponsored GDR) (h)	1,180	113,092
Petroleo Brasileiro SA (Sponsored ADR)	10,290	194,481
PTT PCL	7,500	73,786
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	7,520	233,188
Suncor Energy, Inc. (New York)	8,710	235,083
Total SA	5,990	258,163
Valero Energy Corp.	1,900	40,090

		4,902,383

		7,265,465

Industrials - 3.5%
Aerospace & Defense - 0.6%
Boeing Co. (The)	3,840	267,302
General Dynamics Corp.	1,400	89,614
Northrop Grumman Corp.	700	41,125
Precision Castparts Corp.	2,455	408,046
Safran SA	3,270	112,602

		918,689

Air Freight & Logistics - 0.3%
Kuehne & Nagel International AG	1,167	124,419
United Parcel Service, Inc.-Class B	3,865	289,643

		414,062

Airlines - 0.1%
Delta Air Lines, Inc. (d)	13,100	158,510
Deutsche Lufthansa (REG)	5,700	60,041

		218,551

Building Products - 0.1%
Asahi Glass Co., Ltd.	14,000	93,879

Company	Shares	U.S. $ Value
Fortune Brands Home & Security, Inc. (d)	3,400	$76,908

		170,787

Commercial Services & Supplies - 0.1%
Downer EDI Ltd. (d)	8,150	26,065
Edenred	2,418	63,896
Serco Group PLC	13,953	113,207

		203,168

Construction & Engineering - 0.1%
Bouygues SA	5,062	122,935
Larsen & Toubro Ltd. (d)	2,830	59,403

		182,338

Electrical Equipment - 0.6%
AMETEK, Inc.	3,021	153,195
Emerson Electric Co.	9,820	459,281
Rockwell Automation, Inc.	1,790	129,793
Roper Industries, Inc.	1,440	145,757
Sumitomo Electric Industries Ltd.	9,900	114,402

		1,002,428

Industrial Conglomerates - 0.9%
Danaher Corp.	10,966	569,903
General Electric Co.	28,000	534,520
Jardine Matheson Holdings Ltd.	1,200	57,885
Keppel Corp., Ltd.	24,800	191,450
Tyco International Ltd.	3,400	180,744

		1,534,502

Machinery - 0.2%
Dover Corp.	3,530	199,657
Flowserve Corp.	1,271	130,634
IHI Corp.	14,000	28,692
Weir Group PLC (The)	1,010	24,163

		383,146

Professional Services - 0.5%
Bureau Veritas SA	2,103	181,223
Capita PLC	30,580	291,792
Hays PLC	61,277	68,817
Intertek Group PLC	7,505	306,798

		848,630

Road & Rail - 0.0%
Globaltrans Investment PLC (Sponsored GDR) (h)	1,710	27,257
Localiza Rent a Car SA	2,300	36,493

		63,750

Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	3,300	64,392

		6,004,443

Company	Shares	U.S. $ Value
Health Care - 3.5%
Biotechnology - 0.2%
Gilead Sciences, Inc. (d)	6,190	$309,191
Vertex Pharmaceuticals, Inc. (d)	1,600	96,064

		405,255

Health Care Equipment & Supplies - 0.3%
Covidien PLC	5,560	287,897
Stryker Corp.	3,110	160,009

		447,906

Health Care Providers & Services - 0.9%
Aetna, Inc.	1,100	44,979
Express Scripts Holding Co. (d)	3,013	157,248
Health Net, Inc. (d)	3,400	87,108
McKesson Corp.	1,360	118,701
Odontoprev SA	5,500	29,452
UnitedHealth Group, Inc.	13,937	777,267
WellPoint, Inc.	5,050	340,319

		1,555,074

Life Sciences Tools & Services - 0.1%
Eurofins Scientific	240	27,084
Illumina, Inc. (d)	2,272	97,832

		124,916

Pharmaceuticals - 2.0%
Abbott Laboratories	300	18,537
Allergan, Inc./United States	3,125	282,031
Aspen Pharmacare Holdings Ltd. (d)	3,714	51,464
AstraZeneca PLC	13,260	535,728
GlaxoSmithKline PLC	4,990	110,574
Johnson & Johnson	8,800	549,384
Lupin Ltd.	1,290	12,335
Merck & Co., Inc.	11,000	413,380
Novartis AG	2,890	150,562
Perrigo Co.	1,400	145,446
Pfizer, Inc.	33,800	739,206
Roche Holding AG	3,240	237,201
Shire PLC	4,630	130,579

		3,376,427

		5,909,578

Consumer Staples - 2.1%
Beverages - 0.1%
Asahi Group Holdings Ltd.	3,600	76,870

Food & Staples Retailing - 0.6%
CVS Caremark Corp.	3,700	166,278
Delhaize Group SA	1,500	54,604
Jeronimo Martins SGPS SA	11,280	200,279
Koninklijke Ahold NV	8,680	102,000
Kroger Co. (The)	11,700	257,517
Magnit OJSC (Sponsored GDR) (d)(h)	2,050	50,519

Company	Shares	U.S. $ Value
Olam International Ltd.	206,136	$264,707

		1,095,904

Food Products - 0.3%
Archer-Daniels-Midland Co.	1,900	60,572
ConAgra Foods, Inc.	4,150	104,373
Hershey Co. (The)	2,350	157,121
Nestle SA	640	36,316
Tyson Foods, Inc.-Class A	3,300	63,921
Unilever PLC	2,199	69,195

		491,498

Household Products - 0.2%
Procter & Gamble Co. (The)	5,300	330,137
Reckitt Benckiser Group PLC	1,530	81,418

		411,555

Personal Products - 0.1%
Natura Cosmeticos SA	5,000	107,346

Tobacco - 0.8%
Altria Group, Inc.	8,400	270,396
British American Tobacco PLC	7,349	347,354
Imperial Tobacco Group PLC	3,110	112,509
Japan Tobacco, Inc.	26	144,671
KT&G Corp.	3,270	217,769
Lorillard, Inc.	2,100	259,560
Philip Morris International, Inc.	700	59,157
Reynolds American, Inc.	650	27,196

		1,438,612

		3,621,785

Materials - 1.3%
Chemicals - 0.7%
Agrium, Inc. (Toronto)	1,180	92,403
DIC Corp.	18,000	32,940
Filtrona PLC	10,980	76,131
Koninklijke DSM NV	3,023	143,979
LyondellBasell Industries NV	4,100	161,786
Mitsubishi Gas Chemical Co., Inc.	3,000	17,415
Monsanto Co.	3,672	283,478
OCI Co., Ltd.	470	80,872
Orica Ltd.	3,290	79,210
Potash Corp. of Saskatchewan, Inc.	3,195	126,298
PPG Industries, Inc.	800	82,752
Ube Industries Ltd./Japan	11,000	25,206

		1,202,470

Construction Materials - 0.0%
China Shanshui Cement Group Ltd.	37,000	29,221

Metals & Mining - 0.6%
Anglo American PLC	3,480	106,071
Dowa Holdings Co., Ltd.	5,000	30,420
Exxaro Resources Ltd.	1,990	44,534
Freeport-McMoRan Copper & Gold, Inc.	4,270	136,811
Goldcorp, Inc.	1,900	69,352
KGHM Polska Miedz SA	2,530	91,831

Company	Shares	U.S. $ Value
Kinross Gold Corp.	9,220	$74,003
OneSteel Ltd.	15,600	16,010
Rio Tinto PLC	3,170	136,384
ThyssenKrupp AG	4,730	78,443
Vale SA (Sponsored ADR) (Local Preference Shares)	13,560	245,707

		1,029,566

		2,261,257

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	11,500	392,955
CenturyLink, Inc.	8,600	337,292
Nippon Telegraph & Telephone Corp.	5,200	223,885
Telecom Italia SpA (ordinary shares)	146,500	121,049
Telecom Italia SpA (savings shares)	54,100	36,956
Vivendi SA	4,815	77,945

		1,190,082

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series L (ADR)	3,370	79,397
NTT DoCoMo, Inc.	17	27,121
Vodafone Group PLC	71,277	190,094

		296,612

		1,486,694

Utilities - 0.7%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	2,500	96,275
E.ON AG	5,630	103,254
Edison International	2,900	130,384
EDP - Energias de Portugal SA	27,380	56,860
Great Plains Energy, Inc.	4,100	81,672
NV Energy, Inc.	10,000	173,000

		641,445

Gas Utilities - 0.1%
Atmos Energy Corp.	3,000	99,420

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	11,384	139,732

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	6,400	129,472
DTE Energy Co.	1,300	73,879
National Grid PLC	8,180	82,043
NiSource, Inc.	3,300	82,797

		368,191

		1,248,788

Total Common Stocks (cost $52,877,589)		55,348,381

Company	Shares	U.S. $ Value
WARRANTS - 0.0% Industrials - 0.0% Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (d) (cost $16,842)	10,350	$14,475

INVESTMENT COMPANIES - 14.8% Funds and Investment Trusts - 14.8%
Volatility Management Portfolio (cost $26,487,192)	2,574,587	25,179,463

SHORT-TERM INVESTMENTS - 0.5% Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (i) (cost $878,699)	878,699	878,699

Total Investments - 100.1% (cost $164,828,292) (j)		170,864,239
Other assets less liabilities - (0.1)% (k)		(90,292)

Net Assets - 100.0%		$170,773,947

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	3	June 2012	$91,535	$78,085	$(13,450)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank NA:
Japanese Yen settling 8/14/12	26,967	$344,307	$344,417	$110
Credit Suisse London Branch (GFX):
Canadian Dollar settling 6/15/12	748	745,896	723,989	(21,907)
Great British Pound settling 8/14/12	315	509,504	485,319	(24,185)
Royal Bank of Scotland PLC:
Japanese Yen settling 8/14/12	39,087	493,641	499,211	5,570
State Street Bank and Trust Co.:
Australian Dollar settling 8/14/12	293	293,378	283,672	(9,706)
Great British Pound settling 8/14/12	229	363,853	352,819	(11,034)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar settling 6/15/12	1,576	$202,949	$203,058	$109
Japanese Yen settling 8/14/12	6,176	78,066	78,879	813
New Zealand Dollar settling 8/14/12	316	247,510	237,081	(10,429)
Norwegian Krone settling 6/15/12	453	77,596	74,051	(3,545)
Norwegian Krone settling 8/14/12	3,545	606,072	578,160	(27,912)
Singapore Dollar settling 8/14/12	104	81,691	80,721	(970)
Swedish Krona settling 6/15/12	1,717	250,308	236,254	(14,054)
Swedish Krona settling 8/14/12	4,819	702,266	661,605	(40,661)
Swiss Franc settling 8/14/12	568	610,250	585,563	(24,687)
Sale Contracts
Credit Suisse London Branch (GFX):
Australian Dollar settling 8/14/12	376	367,776	364,029	3,747
Euro settling 8/14/12	826	1,075,592	1,021,887	53,705
Deutsche Bank AG London:
Japanese Yen settling 8/14/12	84,346	1,058,028	1,077,250	(19,222)
Goldman Sachs International
Great British Pound settling 6/15/12	300	483,837	462,340	21,497
HSBC BankUSA:
Euro settling 8/14/12	287	365,575	355,063	10,512
Hong Kong Dollar settling 6/15/12	6,591	849,267	849,213	54
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	384	390,185	371,191	18,994
Standard Chartered Bank:
Indian Rupee settling 6/15/12 (1)	5,003	93,256	88,793	4,463
State Street Bank and Trust Co.:
Australian Dollar settling 8/14/12	389	379,487	376,615	2,872
Brazilian Real settling 7/03/12	223	110,053	109,878	175
Canadian Dollar settling 6/15/12	397	385,806	384,256	1,550
Euro settling 6/15/12	50	65,093	61,828	3,265
Euro settling 8/14/12	532	671,843	658,164	13,679
Great British Pound settling 8/14/12	400	630,948	616,278	14,670
New Zealand Dollar settling 8/14/12	316	238,776	237,082	1,694
Norwegian Krone settling 8/14/12	278	46,223	45,339	884
Swedish Krona settling 6/15/12	1,717	238,580	236,254	2,326
Swedish Krona settling 8/14/12	818	113,427	112,304	1,123
Swiss Franc settling 8/14/12	357	383,707	368,038	15,669
UBS AG:
Brazilian Real settling 6/05/12	223	117,389	110,545	6,844

				$(23,987)

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$2,000	1/31/19	2.385%	CPI	#	$(12,520)

Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	1,800	1/31/27	2.628%	CPI	#	$(24,018)
Goldman Sachs International	1,400	1/31/22	2.515%	CPI	#	(11,796)
Goldman Sachs International	6,000	1/31/15	1.990%	CPI	#	(30,522)

						$(78,856)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2012.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Fair valued.
(f)	When-Issued or delayed delivery security.
(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate market value of these securities amounted to $190,868 or 0.1% of net assets.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,689,580 and gross unrealized depreciation of investments was $(6,653,633), resulting in net unrealized appreciation of $6,035,947.
(k)	An amount of U.S. $5,889 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2012.

As of May 31, 2012, the Strategy held 52.3% of its total investments in municipal bonds. Of the total investments in municipal bonds, 33.0% is insured (21.0% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GDR	-	Global Depositary Receipt

GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
OJSC	-	Open Joint Stock Company
PCR	-	Pollution Control Revenue Bond
PUD	-	Public Utility District
REG	-	Registered Shares
SD	-	School District
SID	-	Special Improvement District

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations	$	– 0	–	$85,508,256		$3,934,965		$89,443,221
Common Stocks:
Information Technology		7,968,979		1,814,796		– 0	–	9,783,775
Consumer Discretionary		6,113,386		3,182,350		– 0	–	9,295,736
Financials		3,838,909		4,631,951		– 0	–	8,470,860
Energy		4,657,047		2,608,418		– 0	–	7,265,465
Industrials		3,898,382		2,106,061		– 0	–	6,004,443
Health Care		4,896,511		1,013,067		– 0	–	5,909,578
Consumer Staples		2,081,343		1,540,442		– 0	–	3,621,785
Materials		1,026,883		1,234,374		– 0	–	2,261,257
Telecommunication Services		809,644		677,050		– 0	–	1,486,694
Utilities		866,899		381,889		– 0	–	1,248,788
Warrants		– 0	–	– 0	–	14,475		14,475
Investment Companies		25,179,463						25,179,463
Short-Term Investments		878,699		– 0	–	– 0	–	878,699

Total Investments in Securities		62,216,145		104,698,654+		3,949,440		170,864,239
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	184,325		– 0	–	184,325
Liabilities:
Futures Contracts		(13,450)		– 0	–	– 0	–	(13,450)
Forward Currency Exchange Contracts		– 0	–	(208,312)		– 0	–	(208,312)
Interest Rate Swap Contracts		– 0	–	(78,856)		– 0	–	(78,856)

Total		$62,202,695		$104,595,811		$3,949,440		$170,747,946

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Municipal Obligations			Energy		Warrants
Balance as of 8/31/11	$	– 0	–	$54,888		$	– 0	–
Accrued discounts/(premiums)		(133,807)		– 0	–		– 0	–
Realized gain (loss)		39		– 0	–		– 0	–

Change in unrealized appreciation/depreciation	273,095			– 0	–	(2,368)
Purchases	101,518			– 0	–	16,843
Sales	(165,000)			– 0	–	– 0	–
Settlements	– 0	–		– 0	–	– 0	–
Transfers into Level 3	3,859,120	^		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(54,888)		– 0	–

Balance as of 5/31/12	$3,934,965		$	– 0	–	$14,475

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$273,095		$	– 0	–	$(2,368)

	Interest Rate Swap Contracts			Total
Balance as of 8/31/11		$16,036		$70,924
Accrued discounts/(premiums)		– 0	–	(133,807)
Realized gain (loss)		16,563		16,602
Change in unrealized appreciation/depreciation		(16,036)		254,691
Purchases		– 0	–	118,361
Sales		– 0	–	(165,000)
Settlements		(16,563)		(16,563)
Transfers into Level 3		– 0	–	3,859,120
Transfers out of Level 3		– 0	–	(54,888)

Balance as of 5/31/12	$	– 0	–	$3,949,440

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$	– 0	–	$270,727

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at May 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 5/31/2012	Valuation Technique	Unobservable Input	Range
Municipal Obligations	$3,934,965	Discounted Cash Flow	Yield	3.73-33.72%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

May 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 69.9%
Long-Term Municipal Bonds - 67.4%
Alabama - 2.7%
Alabama Pub Sch & Clg Auth
NPFGC-RE
5.00%, 12/01/21 (Pre-refunded/ETM)	$400	$427,784
5.00%, 12/01/15	575	659,640
Jefferson Cnty AL Swr
FGIC
5.00%, 2/01/41 (Pre-refunded/ETM)	1,000	1,006,790

		2,094,214

Arizona - 3.3%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.18%, 2/01/42 (a)	235	221,361
Arizona Trans Brd Fed Hwy Grant
AMBAC Series 2004B
5.00%, 7/01/15 (Pre-refunded/ETM)	565	618,703
Arizona Trnsp Brd Hwy
Series 2011A
5.00%, 7/01/24	675	811,809
Pima Cnty AZ Swr
Series 2011A
5.00%, 7/01/12	910	912,966

		2,564,839

California - 1.4%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	1,020	1,064,656

Colorado - 2.2%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.25%, 11/15/18	500	590,495
Series 2011B
4.00%, 11/15/14	500	531,875
Regional Trnsp Dist CO COP
AMBAC
5.00%, 12/01/12	555	566,239

		1,688,609

Delaware - 1.8%
Delaware Trnsp Auth
NPFGC Series 2003
5.00%, 7/01/12	1,380	1,384,816

District of Columbia - 0.4%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/16	275	318,378

Florida - 7.1%
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	1,000	1,007,220

	Principal Amount (000)	U.S. $ Value
Florida Brd of Ed GO (Florida GO)
Series 2012A
5.00%, 6/01/15	$210	$237,329
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2008B
5.25%, 7/01/16-7/01/17	910	1,058,658
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/14	130	140,219
Series 2010A
5.00%, 7/01/16	365	415,279
Jacksonville FL Elec Auth
Series 2011-23
5.00%, 10/01/13	740	785,754
Jacksonville FL Spl Rev Appropriation
5.00%, 10/01/19	1,140	1,397,070
Sunshine St Govtl Fing Commn FL (Miami-Dade Cnty FL Non-Ad Valorem)
5.00%, 9/01/13	410	432,493

		5,474,022

Georgia - 2.7%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
5.00%, 1/01/14	475	505,257
Fulton & De Kalb Cnty GA Hosp
AGM
5.00%, 1/01/13	240	246,233
Fulton Cnty GA Dev Auth (Robert W. Woodruff Arts Ctr)
Series 2009 B
5.25%, 3/15/24	385	440,548
Georgia Mun Elec Auth
Series 2008A
5.25%, 1/01/17	430	500,580
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series A
5.00%, 3/15/17	385	434,557

		2,127,175

Illinois - 2.3%
Chicago IL Wtr
5.00%, 11/01/25	620	738,054
Illinois GO
5.00%, 8/01/15	385	425,868
AMBAC Series B
5.00%, 3/01/14	600	640,506

		1,804,428

Indiana - 0.3%
Indiana Bond Bank Gas (JP Morgan Chase)
Series 2007A
5.25%, 10/15/20	150	174,909

	Principal Amount (000)	U.S. $ Value
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NPFGC
5.60%, 11/01/16	$75	$84,740

		259,649

Louisiana - 1.4%
Louisiana Offshore Term Auth (Loop, Inc.)
1.60%, 10/01/37	330	331,455
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	265	280,519
New Orleans LA GO
NPFGC
5.25%, 12/01/20	450	488,430

		1,100,404

Massachusetts - 2.7%
Massachusetts GO
AGM Series 2006C
3.531%, 11/01/19 (b)	300	310,662
Series 2011B
4.00%, 8/01/13	1,115	1,163,347
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008
5.00%, 7/01/16	540	605,291

		2,079,300

Michigan - 0.6%
Detroit MI City SD GO
Series 2012A
4.00%, 5/01/14	145	153,416
Detroit MI Swr Disp
AGM
0.914%, 7/01/32 (a)	410	286,803

		440,219

Mississippi - 0.3%
Mississippi Business Fin Corp. (Mississippi Power Co.)
2.25%, 12/01/40	245	247,386

Missouri - 1.4%
Bi-State Dev Agy MO (St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	630	655,131
St. Louis MO Arpt (Lambert-St. Louis Intl Airport)
NPFGC
5.50%, 7/01/16	375	433,391

		1,088,522

	Principal Amount (000)	U.S. $ Value
Nevada - 2.4%
Clark Cnty NV SD GO
NPFGC Series 2003D
5.50%, 6/15/13	$780	$820,513
Nevada GO
Series 2008C
5.00%, 6/01/15	565	635,484
Nevada Hwy Motor Veh Fuel Tax
5.00%, 12/01/16 (c)	325	382,395

		1,838,392

New Jersey - 1.1%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	330	370,986
New Jersey EDA (New Jersey Trnst Pj Lease)
Series 2008A
5.00%, 5/01/17	420	491,219

		862,205

New Mexico - 0.7%
New Mexico Severance Tax
Series 2010D
4.00%, 7/01/13	500	519,900

New York - 6.1%
Metropolitan Trnsp Auth NY (New York St Lease MTA Svc Cont)
NPFGC-RE Series B
5.50%, 7/01/12	445	446,713
New York NY GO
Series 04G
5.00%, 8/01/12	685	690,145
Series C
5.25%, 8/01/17	160	192,744
New York St Dormitory Auth (New York St Lease CUNY)
Series 2008B
5.00%, 7/01/16	150	174,798
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/18	1,000	1,197,910
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 D
5.00%, 6/15/12	1,365	1,366,843
New York St Thruway Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	270	326,932
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2008B
5.00%, 4/01/16	280	323,834

		4,719,919

	Principal Amount (000)	U.S. $ Value
North Carolina - 2.7%
North Carolina Eastern Mun Pwr Agy
5.375%, 1/01/17	$225	$230,785
Series C
5.30%, 1/01/15	800	821,072
North Carolina Mun Pwr Agy #1
5.50%, 1/01/13 (Pre-refunded/ETM)	140	144,183
Series A
5.50%, 1/01/13	295	303,658
Noth Carolina Turnpike Auth
4.00%, 7/01/14	580	620,177

		2,119,875

Ohio - 2.1%
Cleveland OH Arpt Sys
AMBAC Series 2006A
5.00%, 1/01/16	490	541,680
Cleveland OH Mun SD GO
AGM
5.25%, 12/01/19	585	633,233
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.25%, 12/01/25	285	329,965
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	140	142,937

		1,647,815

Pennsylvania - 4.9%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	245	247,227
Pennsylvania GO
4.00%, 6/01/14	535	573,114
Pennsylvania IDA (Pennsylvania IDA Econ Dev)
5.00%, 7/01/15	655	728,589
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22	800	903,304
Philadelphia PA SD GO
Series 2010 C
5.00%, 9/01/12	1,020	1,031,312
Pittsburgh PA GO
5.00%, 9/01/14	285	307,532

		3,791,078

Puerto Rico - 3.7%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/21	750	834,075
Puerto Rico GO
5.25%, 7/01/12	700	702,184

	Principal Amount (000)	U.S. $ Value
Puerto Rico Govt Dev Bank
5.00%, 12/01/12	$400	$408,260
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.991%, 7/01/28 (b)	280	237,362
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	605	699,616

		2,881,497

Rhode Island - 0.9%
Rhode Island Higher Ed Svgs Tr (Rhode Island DOT Fed Hwy Grant)
Series 2009A
5.25%, 6/15/18	600	721,158

Texas - 8.6%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	555	592,401
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/15	1,010	1,144,199
Denton TX ISD GO
Series 2012A
2.125%, 8/01/42	180	186,331
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	700	723,352
Houston TX ISD GO
2.00%, 6/01/29	450	461,533
Lower Colorado River Auth TX
5.00%, 5/15/24	295	342,076
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
Series 2007
5.50%, 8/01/22	460	521,622
San Antonio TX Wtr
NPFGC-RE
5.50%, 5/15/16	540	640,434
Spring TX ISD GO
5.00%, 8/15/24	600	722,328
Texas PFA (Texas Workforce Commission)
Series 2010A
5.00%, 7/01/13	1,200	1,261,392
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42	110	110,451

		6,706,119

Virginia - 1.3%
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
Series 2012A
4.00%, 3/15/14	$940	$1,000,226

	Principal Amount (000)	U.S. $ Value
Washington - 1.0%
Energy Northwest WA (Bonneville Power Admin)
Series 2012A
5.00%, 7/01/19	620	767,901

Wisconsin - 1.3%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Pre-refunded/ETM)	1,000	1,000,000

Total Long-Term Municipal Bonds (cost $50,448,336)		52,312,702

Short-Term Municipal Notes - 2.5% Mississippi - 1.3%
Mississippi Business Fin Corp. (Chevron Usa, Inc.)
Series 2010C
0.18%, 12/01/30 (d)	750	750,000
Series 2009 C
0.16%, 12/01/30 (d)	225	225,000

		975,000

Texas - 1.2%
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.15%, 11/01/51 (d)	960	960,000

Total Short-Term Municipal Notes (cost $1,935,000)		1,935,000

Total Municipal Obligations (cost $52,383,336)		54,247,702

	Shares
COMMON STOCKS - 18.7% Information Technology - 3.3% Communications Equipment - 0.3%
Cisco Systems, Inc.	5,100	83,283
F5 Networks, Inc. (e)	587	60,743
Motorola Solutions, Inc.	225	10,818
QUALCOMM, Inc.	1,885	108,029

		262,873

Computers & Peripherals - 0.9%
Apple, Inc. (e)	753	435,031
Dell, Inc. (e)	300	3,699
EMC Corp./MA (e)	2,463	58,743
Fujitsu Ltd.	5,000	21,835
Hewlett-Packard Co.	4,600	104,328
Quanta Computer, Inc.	5,000	13,047
Seagate Technology PLC	900	21,087

Company	Shares	U.S. $ Value
Wistron Corp.	8,649	$10,961

		668,731

Electronic Equipment, Instruments & Components - 0.2%
AU Optronics Corp.	67,710	27,435
Corning, Inc.	4,000	51,960
LG Display Co., Ltd. (e)	2,550	44,987

		124,382

Internet Software & Services - 0.3%
Baidu, Inc. (Sponsored ADR) (e)	340	40,042
Google, Inc.-Class A (e)	287	166,707
Telecity Group PLC (e)	4,370	55,282

		262,031

IT Services - 0.3%
Cognizant Technology Solutions Corp.-Class A (e)	1,390	80,967
Tata Consultancy Services Ltd.	1,800	39,743
Visa, Inc.-Class A	715	82,368

		203,078

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	1,500	10,720

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Semiconductor Engineering, Inc. (ADR)	46,138	55,470
Applied Materials, Inc.	5,100	52,683
Broadcom Corp.-Class A (e)	1,085	35,100
GCL-Poly Energy Holdings Ltd.	86,000	20,634
Intel Corp.	3,700	95,608
Lam Research Corp. (e)	850	31,705
Marvell Technology Group Ltd. (e)	5,206	65,231
Micron Technology, Inc. (e)	5,800	33,872
Samsung Electronics Co., Ltd.	40	40,999
Samsung Electronics Co., Ltd. (Preference Shares)	150	90,261
Sumco Corp. (e)	900	7,552
Tokyo Electron Ltd.	400	17,995
Xilinx, Inc.	1,240	39,643

		586,753

Software - 0.6%
ANSYS, Inc. (e)	495	30,628
CA, Inc.	275	6,839
Citrix Systems, Inc. (e)	1,210	88,427
Informatica Corp. (e)	600	24,858
Intuit, Inc.	1,460	82,096
Nintendo Co., Ltd.	100	11,577
Oracle Corp.	4,055	107,336
Salesforce.com, Inc. (e)	155	21,486
Temenos Group AG (e)	870	14,039

Company	Shares	U.S. $ Value
TIBCO Software, Inc. (e)	2,310	$61,792

		449,078

		2,567,646

Consumer Discretionary - 3.2%
Auto Components - 0.3%
BorgWarner, Inc. (e)	474	34,010
Cie Generale des Etablissements Michelin-Class B	460	26,968
GKN PLC	8,830	25,057
Lear Corp.	950	37,857
Magna International, Inc.-Class A	520	21,020
Sumitomo Rubber Industries Ltd.	800	9,654
TRW Automotive Holdings Corp. (e)	900	34,713

		189,279

Automobiles - 0.4%
Bayerische Motoren Werke AG	260	19,749
Dongfeng Motor Group Co., Ltd.-Class H (e)	14,000	23,559
Ford Motor Co.	3,200	33,792
General Motors Co. (e)	2,500	55,500
Harley-Davidson, Inc.	700	33,726
Honda Motor Co., Ltd.	900	28,609
Kia Motors Corp.	190	12,892
Mazda Motor Corp. (e)	14,000	17,764
Nissan Motor Co., Ltd.	5,000	48,088
Renault SA	540	22,696
Volkswagen AG (Preference Shares)	260	41,717

		338,092

Distributors - 0.1%
Imperial Holdings Ltd.	580	11,336
Li & Fung Ltd.	52,000	95,102

		106,438

Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	1,900	22,515
Apollo Group, Inc.-Class A (e)	900	28,638
Estacio Participacoes SA	4,400	55,195

		106,348

Hotels, Restaurants & Leisure - 0.4%
Ajisen China Holdings Ltd.	35,000	28,685
Chipotle Mexican Grill, Inc.-Class A (e)	67	27,676
Las Vegas Sands Corp.	1,310	60,496
MGM Resorts International (e)	4,200	45,486
Royal Caribbean Cruises Ltd.	475	11,186
Sands China Ltd.	12,800	43,616
Shangri-La Asia Ltd.	1,833	3,565
Starbucks Corp.	1,225	67,240

		287,950

Household Durables - 0.2%
MRV Engenharia e Participacoes SA	7,900	33,921
Newell Rubbermaid, Inc.	2,100	38,640

Company	Shares	U.S. $ Value
NVR, Inc. (e)	25	$20,120
Sharp Corp./Japan	5,000	26,097
Sony Corp.	1,100	14,576
Taylor Wimpey PLC	9,960	6,571

		139,925

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (e)	342	72,815
priceline.com, Inc. (e)	63	39,406

		112,221

Media - 0.8%
CBS Corp.-Class B	1,400	44,688
Comcast Corp.-Class A	3,445	99,595
DIRECTV (e)	750	33,337
Fairfax Media Ltd.	12,300	7,961
Focus Media Holding Ltd. (ADR)	630	13,104
Gannett Co., Inc.	3,500	45,710
McGraw-Hill Cos., Inc. (The)	550	23,859
News Corp.-Class A	1,800	34,560
Time Warner Cable, Inc.-Class A	930	70,122
Viacom, Inc.-Class B	1,000	47,730
Walt Disney Co. (The)	3,575	163,413

		584,079

Multiline Retail - 0.2%
Dollar General Corp. (e)	675	33,014
Don Quijote Co., Ltd.	900	32,298
Golden Eagle Retail Group Ltd.	26,000	56,665
Macy’s, Inc.	1,100	41,855

		163,832

Specialty Retail - 0.3%
Belle International Holdings Ltd.	32,000	51,064
GameStop Corp.-Class A	700	13,426
Home Depot, Inc. (The)	500	24,670
Indomobil Sukses Internasional TBK PT	2,000	3,400
L’Occitane International SA	8,000	19,411
Lowe’s Cos., Inc.	1,000	26,720
Nitori Holdings Co., Ltd.	500	45,162
Staples, Inc.	500	6,570
Yamada Denki Co., Ltd.	1,490	74,592

		265,015

Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	200	11,463
Coach, Inc.	1,135	76,556
PVH Corp.	567	45,927
Trinity Ltd.	30,000	23,741

		157,687

		2,450,866

Financials - 2.7%
Capital Markets - 0.3%
Blackstone Group LP	3,900	46,956

Company	Shares	U.S. $ Value
Deutsche Bank AG (e)	660	$23,924
Goldman Sachs Group, Inc. (The)	338	32,347
Legg Mason, Inc.	1,000	25,450
Macquarie Group Ltd.	1,570	41,162
State Street Corp.	900	37,089
UBS AG (e)	4,413	50,109

		257,037

Commercial Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	4,795	27,388
Banco do Brasil SA	4,500	44,624
Banco do Estado do Rio Grande do Sul (Preference Shares)	900	7,140
Banco Santander Brasil SA/Brazil (ADR)	860	6,837
Banco Santander Chile (ADR)	110	8,188
Banco Santander SA	4,580	24,397
Barclays PLC	7,180	19,699
BB&T Corp.	475	14,355
BNP Paribas SA	878	28,133
CIT Group, Inc. (e)	2,100	71,799
HDFC Bank Ltd.	1,610	14,467
HSBC Holdings PLC	7,430	58,606
Intesa Sanpaolo SpA (e)	19,820	24,761
Itau Unibanco Holding SA (ADR)	1,770	25,612
KB Financial Group, Inc.	1,279	39,882
KeyCorp	650	4,875
Lloyds Banking Group PLC (e)	42,750	16,827
Mitsubishi UFJ Financial Group, Inc.	7,800	33,663
National Australia Bank Ltd.	1,800	39,369
Regions Financial Corp.	900	5,661
Sberbank of Russia (Sponsored ADR)	1,309	12,972
Societe Generale SA (e)	1,188	23,728
Sumitomo Mitsui Financial Group, Inc.	1,100	32,050
Turkiye Vakiflar Bankasi Tao-Class D	14,550	23,193
US Bancorp	300	9,333
Wells Fargo & Co.	4,300	137,815

		755,374

Consumer Finance - 0.1%
Discover Financial Services	350	11,589
Shriram Transport Finance Co., Ltd.	2,900	26,914

		38,503

Diversified Financial Services - 0.6%
Bank of America Corp.	3,200	23,520
Citigroup, Inc.	4,150	110,016
IG Group Holdings PLC	5,203	34,820
ING Groep NV (e)	5,700	32,980
JPMorgan Chase & Co.	5,565	184,480
Leucadia National Corp.	650	13,208
Moody’s Corp.	575	21,039
ORIX Corp.	270	23,296

		443,359

Insurance - 0.5%
Admiral Group PLC	3,457	55,406
Aegon NV	4,080	17,224

Company	Shares	U.S. $ Value
AIA Group Ltd.	28,400	$92,333
Allianz SE	380	34,534
Aviva PLC	5,470	22,201
Berkshire Hathaway, Inc. (e)	300	23,808
Chubb Corp. (The)	200	14,414
Industrial Alliance Insurance & Financial Services, Inc.	300	7,334
Lancashire Holdings Ltd.	3,520	40,948
Muenchener Rueckversicherungs AG	195	24,253
Prudential PLC	2,900	30,443
Reinsurance Group of America, Inc.-Class A	475	23,831
Suncorp Group Ltd.	2,690	20,307
Travelers Cos., Inc. (The)	275	17,185

		424,221

Real Estate Management & Development - 0.2%
CBRE Group, Inc. (e)	1,520	25,004
Daito Trust Construction Co., Ltd.	500	44,018
Evergrande Real Estate Group Ltd. (e)	23,000	12,588
Hang Lung Properties Ltd.	27,000	85,903
LPS Brasil Consultoria de Imoveis SA	200	3,649
New World Development Co., Ltd.	12,280	13,152

		184,314

Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp.	1,950	22,548

		2,125,356

Energy - 2.5%
Energy Equipment & Services - 0.8%
AMEC PLC	2,338	35,012
Ensco PLC	1,125	50,524
FMC Technologies, Inc. (e)	870	35,009
Halliburton Co.	2,610	78,456
Helmerich & Payne, Inc.	750	33,975
National Oilwell Varco, Inc.	1,265	84,439
Oceaneering International, Inc.	1,317	60,872
Saipem SpA	320	12,503
Schlumberger Ltd.	2,385	150,851
Seadrill Ltd.	680	22,577
Technip SA	263	24,083
Transocean Ltd./Switzerland	900	36,747

		625,048

Oil, Gas & Consumable Fuels - 1.7%
Afren PLC (e)	8,059	14,484
Anadarko Petroleum Corp.	788	48,068
Banpu PCL	550	7,734
BG Group PLC	4,090	78,819
BP PLC	15,940	96,899
BP PLC (Sponsored ADR)	1,700	61,982
Chevron Corp.	1,050	103,225
China Petroleum & Chemical Corp.-Class H	26,000	23,173
Devon Energy Corp.	650	38,688
ENI SpA	1,360	26,200
EOG Resources, Inc.	730	72,489
Exxon Mobil Corp.	1,100	86,493

Company	Shares	U.S. $ Value
Gazprom OAO (Sponsored ADR) (e)	6,340	$55,665
JX Holdings, Inc.	4,400	22,308
LUKOIL OAO (London) (Sponsored ADR) (e)	690	36,142
Marathon Oil Corp.	2,100	52,311
Marathon Petroleum Corp.	1,100	39,677
Nexen, Inc. (New York)	700	10,941
Nexen, Inc. (Toronto)	1,598	25,064
Noble Energy, Inc.	902	76,183
NovaTek OAO (Sponsored GDR) (f)	320	30,669
Petroleo Brasileiro SA (Sponsored ADR)	2,590	48,951
PTT PCL	2,400	23,611
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	2,083	64,592
Suncor Energy, Inc. (New York)	2,370	63,966
Total SA	1,620	69,820
Valero Energy Corp.	500	10,550

		1,288,704

		1,913,752

Health Care - 2.1%
Biotechnology - 0.1%
Gilead Sciences, Inc. (e)	1,590	79,421
Vertex Pharmaceuticals, Inc. (e)	400	24,016

		103,437

Health Care Equipment & Supplies - 0.1%
Covidien PLC	1,450	75,081
Stryker Corp.	815	41,932

		117,013

Health Care Providers & Services - 0.6%
Aetna, Inc.	300	12,267
Express Scripts Holding Co. (e)	797	41,595
Health Net, Inc. (e)	900	23,058
McKesson Corp.	360	31,421
Odontoprev SA	1,500	8,032
UnitedHealth Group, Inc.	4,114	229,438
WellPoint, Inc.	1,400	94,346

		440,157

Life Sciences Tools & Services - 0.1%
Eurofins Scientific	130	14,670
Illumina, Inc. (e)	601	25,879

		40,549

Pharmaceuticals - 1.2%
Abbott Laboratories	75	4,634
Allergan, Inc./United States	825	74,456
Aspen Pharmacare Holdings Ltd. (e)	990	13,718
AstraZeneca PLC	2,018	81,517
AstraZeneca PLC (Sponsored ADR)	1,600	64,656
GlaxoSmithKline PLC	1,310	29,028
Johnson & Johnson	2,400	149,832
Merck & Co., Inc.	2,800	105,224
Novartis AG	840	43,762

Company	Shares	U.S. $ Value
Perrigo Co.	369	$38,336
Pfizer, Inc.	8,870	193,987
Roche Holding AG	260	40,690
Roche Holding AG (Sponsored ADR)	1,000	39,170
Shire PLC	1,220	34,408

		913,418

		1,614,574

Industrials - 2.0%
Aerospace & Defense - 0.3%
Boeing Co. (The)	1,010	70,306
Northrop Grumman Corp.	175	10,281
Precision Castparts Corp.	647	107,538
Safran SA	800	27,548

		215,673

Air Freight & Logistics - 0.1%
Kuehne & Nagel International AG	410	43,712
United Parcel Service, Inc.-Class B	1,010	75,689

		119,401

Airlines - 0.1%
Cathay Pacific Airways Ltd.	5,000	7,702
Delta Air Lines, Inc. (e)	3,400	41,140
Deutsche Lufthansa (REG)	1,600	16,854

		65,696

Building Products - 0.1%
Asahi Glass Co., Ltd.	4,000	26,823
Fortune Brands Home & Security, Inc. (e)	900	20,358

		47,181

Commercial Services & Supplies - 0.1%
Edenred	770	20,347
Serco Group PLC	3,770	30,588

		50,935

Construction & Engineering - 0.1%
Bouygues SA	1,480	35,943
Larsen & Toubro Ltd.	770	16,163

		52,106

Electrical Equipment - 0.3%
AMETEK, Inc.	786	39,858
Emerson Electric Co.	2,595	121,368
Rockwell Automation, Inc.	473	34,297
Roper Industries, Inc.	380	38,464
Sumitomo Electric Industries Ltd.	2,600	30,045

		264,032

Industrial Conglomerates - 0.5%
Danaher Corp.	2,853	148,271
General Electric Co.	7,300	139,357
Keppel Corp., Ltd.	6,200	47,862

Company	Shares	U.S. $ Value
Tyco International Ltd.	900	$47,844

		383,334

Machinery - 0.1%
Dover Corp.	930	52,601
Flowserve Corp.	335	34,431
IHI Corp.	4,000	8,198
Weir Group PLC (The)	270	6,459

		101,689

Professional Services - 0.3%
Bureau Veritas SA	550	47,395
Capita PLC	7,410	70,706
Hays PLC	18,320	20,574
Intertek Group PLC	2,220	90,752

		229,427

Road & Rail - 0.0%
Globaltrans Investment PLC (Sponsored GDR) (f)	460	7,332
Localiza Rent a Car SA	600	9,520

		16,852

Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	1,000	19,513

		1,565,839

Consumer Staples - 1.2%
Beverages - 0.0%
Asahi Group Holdings Ltd.	1,000	21,353

Food & Staples Retailing - 0.4%
CVS Caremark Corp.	950	42,693
Delhaize Group SA	400	14,561
Jeronimo Martins SGPS SA	3,020	53,621
Koninklijke Ahold NV	2,610	30,670
Kroger Co. (The)	3,200	70,432
Magnit OJSC (Sponsored GDR) (e)(f)	570	14,047
Olam International Ltd.	57,636	74,013

		300,037

Food Products - 0.2%
Archer-Daniels-Midland Co.	500	15,940
ConAgra Foods, Inc.	1,300	32,695
Hershey Co. (The)	620	41,453
Nestle SA	190	10,781
Tyson Foods, Inc.-Class A	900	17,433
Unilever PLC	460	14,475

		132,777

Household Products - 0.1%
Procter & Gamble Co. (The)	1,400	87,206
Reckitt Benckiser Group PLC	410	21,818

		109,024

Personal Products - 0.0%
Natura Cosmeticos SA	1,300	27,910

Company	Shares	U.S. $ Value
Tobacco - 0.5%
Altria Group, Inc.	2,200	$70,818
British American Tobacco PLC	1,940	91,695
Imperial Tobacco Group PLC	824	29,809
Japan Tobacco, Inc.	7	38,950
KT&G Corp.	850	56,606
Lorillard, Inc.	550	67,980
Philip Morris International, Inc.	150	12,677
Reynolds American, Inc.	175	7,322

		375,857

		966,958

Materials - 0.7%
Chemicals - 0.4%
Agrium, Inc. (Toronto)	340	26,625
DIC Corp.	4,000	7,320
Filtrona PLC	2,980	20,662
Koninklijke DSM NV	803	38,245
LyondellBasell Industries NV	1,100	43,406
Monsanto Co.	972	75,039
OCI Co., Ltd.	100	17,207
Orica Ltd.	900	21,668
Potash Corp. of Saskatchewan, Inc.	840	33,205
Ube Industries Ltd./Japan	4,000	9,166

		292,543

Construction Materials - 0.0%
China Shanshui Cement Group Ltd.	10,000	7,898

Metals & Mining - 0.3%
Anglo American PLC	910	27,737
Dowa Holdings Co., Ltd.	1,000	6,084
Exxaro Resources Ltd.	570	12,756
Freeport-McMoRan Copper & Gold, Inc.	1,130	36,205
Goldcorp, Inc.	560	20,440
KGHM Polska Miedz SA	670	24,319
Kinross Gold Corp.	1,500	12,039
Rio Tinto PLC	790	33,989
ThyssenKrupp AG	1,250	20,730
Vale SA (Sponsored ADR) (Local Preference Shares)	3,780	68,494

		262,793

		563,234

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	3,000	102,510
CenturyLink, Inc.	2,350	92,167
Nippon Telegraph & Telephone Corp.	1,400	60,277
Telecom Italia SpA (ordinary shares)	31,330	25,887
Telecom Italia SpA (savings shares)	28,200	19,264
Vivendi SA	1,136	18,389

		318,494

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV (ADR)	780	18,377
China Mobile Ltd.	1,000	10,143

Company	Shares	U.S. $ Value
NTT DoCoMo, Inc.	6	$9,572
Vodafone Group PLC	18,885	50,366

		88,458

		406,952

Utilities - 0.5%
Electric Utilities - 0.2%
E.ON AG	1,620	29,710
Edison International	250	11,240
EDP - Energias de Portugal SA	7,870	16,344
Great Plains Energy, Inc.	1,400	27,888
NV Energy, Inc.	2,600	44,980

		130,162

Gas Utilities - 0.0%
Atmos Energy Corp.	425	14,085

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	2,517	30,895

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	1,600	32,368
CMS Energy Corp.	2,000	46,600
DTE Energy Co.	800	45,464
National Grid PLC	2,320	23,269
NiSource, Inc.	600	15,054
Public Service Enterprise Group, Inc.	375	11,696

		174,451

		349,593

Total Common Stocks (cost $13,797,009)		14,524,770

WARRANTS - 0.0%
Financials - 0.0%
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp., Merrill Lynch International, expiring 8/19/15 (e)	1,920	22,411

Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (e)	2,800	3,916

Consumer Discretionary - 0.0%
Auto Components - 0.0%
Bharat Forge Ltd., Merrill Lynch Intl & Co., expiring 5/03/16 (e)	410	2,284

Total Warrants (cost $29,976)		28,611

INVESTMENT COMPANIES - 9.8%
Funds and Investment Trusts - 9.8%
Volatility Management Portfolio (cost $7,963,011)	774,101	7,570,710

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (g) (cost $337,290)	337,290	$337,290

Total Investments - 98.8% (cost $74,510,622) (h)		76,709,083
Other assets less liabilities - 1.2% (i)		919,273

Net Assets - 100.0%		$77,628,356

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	1	June 2012	$30,512	$26,029	$(4,483)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
Australian Dollar settling 8/14/12	91	$91,117	$88,103	$(3,014)
Canadian Dollar settling 6/15/12	201	200,924	194,548	(6,376)
Great British Pound settling 8/14/12	154	247,144	237,268	(9,876)
Hong Kong Dollar settling 6/15/12	684	88,082	88,129	47
Hong Kong Dollar settling 8/14/12	149	19,193	19,201	8
Japanese Yen settling 6/15/12	3,185	39,934	40,650	716
Japanese Yen settling 8/14/12	17,866	226,542	228,181	1,639
New Zealand Dollar settling 8/14/12	85	66,577	63,772	(2,805)
Norwegian Krone settling 6/15/12	126	21,583	20,597	(986)
Norwegian Krone settling 8/14/12	866	147,991	141,237	(6,754)
Singapore Dollar settling 8/14/12	27	21,208	20,956	(252)
Swedish Krona settling 6/15/12	466	67,934	64,120	(3,814)
Swedish Krona settling 8/14/12	1,261	183,735	173,123	(10,612)
Swiss Franc settling 8/14/12	156	166,958	160,308	(6,650)
Sale Contracts
Standard Chartered Bank:
Indian Rupee settling 6/15/12 (1)	1,281	23,878	22,735	1,143
State Street Bank and Trust Co.:
Australian Dollar settling 8/14/12	195	190,545	188,792	1,753
Brazilian Real settling 7/03/12	59	29,117	29,071	46

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Canadian Dollar settling 6/15/12	111	$107,933	$107,437	$496
Canadian Dollar settling 8/14/12	92	93,372	88,932	4,440
Euro settling 6/15/12	26	33,848	32,150	1,698
Euro settling 8/14/12	430	552,452	532,347	20,105
Great British Pound settling 6/15/12	84	135,714	129,456	6,258
Great British Pound settling 8/14/12	115	180,923	177,180	3,743
Hong Kong Dollar settling 6/15/12	1,884	242,733	242,742	(9)
Hong Kong Dollar settling 8/14/12	149	19,203	19,201	2
Japanese Yen settling 6/15/12	1,400	17,684	17,868	(184)
Japanese Yen settling 8/14/12	23,496	294,713	300,086	(5,373)
New Zealand Dollar settling 8/14/12	85	64,228	63,772	456
Swedish Krona settling 6/15/12	466	64,751	64,120	631
Swedish Krona settling 8/14/12	205	28,426	28,145	281
Swiss Franc settling 8/14/12	100	107,206	102,577	4,629
UBS AG:
Brazilian Real settling 6/05/12	59	31,058	29,247	1,811

				$(6,803)

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank	$500	7/19/17	2.0375%	CPI	#	$9,376
Barclays Bank	2,000	7/29/13	1.830%	CPI	#	(56,789)
Barclays Bank	3,000	8/11/15	2.030%	CPI	#	(121,394)
Morgan Stanley	1,500	10/31/18	1.960%	CPI	#	(11,640)

						$(180,447)

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2012.
(b)	Variable rate coupon, rate shown as of May 31, 2012.
(c)	When-Issued or delayed delivery security.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Non-income producing security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate market value of these securities amounted to $52,048 or 0.1% of net assets.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(h)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,966,665 and gross unrealized depreciation of investments was $(1,768,204), resulting in net unrealized appreciation of $2,198,461.
(i)	An amount of U.S. $1,963 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2012.

As of May 31, 2012, the Strategy held 70.7% of its total investments in municipal bonds. Of the total investments in municipal bonds, 21.0% is insured (18.0% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
OJSC	-	Open Joint Stock Company
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
REG	-	Registered Shares
SD	-	School District

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations	$	– 0	–	$53,882,158		$365,544		$54,247,702
Common Stocks:
Information Technology		2,100,388		467,258		– 0	–	2,567,646
Consumer Discretionary		1,618,808		832,058		– 0	–	2,450,866
Financials		944,518		1,180,838		– 0	–	2,125,356
Energy		1,220,510		693,242		– 0	–	1,913,752
Health Care		1,317,611		296,963		– 0	–	1,614,574
Industrials		998,655		567,184		– 0	–	1,565,839
Consumer Staples		551,165		415,793		– 0	–	966,958
Materials		246,959		316,275		– 0	–	563,234
Telecommunication Services		213,054		193,898		– 0	–	406,952
Utilities		249,375		100,218		– 0	–	349,593
Warrants		– 0	–	– 0	–	28,611		28,611
Investment Companies		7,570,710		– 0	–	– 0	–	7,570,710
Short-Term Investments		337,290		– 0	–	– 0	–	337,290

Total Investments in Securities		17,369,043		58,945,885	+	394,155		76,709,083
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	49,902		– 0	–	49,902
Interest Rate Swap Contracts		– 0	–	9,376		– 0	–	9,376
Liabilities:
Futures Contracts		(4,483)		– 0	–	– 0	–	(4,483)
Forward Currency Exchange Contracts		– 0	–	(56,705)		– 0	–	(56,705)
Interest Rate Swap Contracts		– 0	–	(189,823)		– 0	–	(189,823)

Total		$17,364,560		$58,758,635		$394,155		$76,517,350

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Municipal Obligations		Energy			Warrants
Balance as of 8/31/11	$ – 0	–		$15,369		$	– 0	–
Accrued discounts/(premiums)	(2,106)			– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–		1,378
Change in unrealized appreciation/depreciation	857			– 0	–		(8,073)
Purchases	– 0	–		– 0	–		7,332
Sales	– 0	–		– 0	–		(8,219)
Transfers into Level 3	366,793			– 0	–		36,193
Transfers out of Level 3	– 0	–		(15,369)			– 0	–

Balance as of 5/31/12	$365,544		$	– 0	–		$28,611

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$857		$	– 0	–		$(8,073)

	Total
Balance as of 8/31/11	$15,369
Accrued discounts/(premiums)	(2,106)
Realized gain (loss)	1,378
Change in unrealized appreciation/depreciation	(7,216)
Purchases	7,332
Sales	(8,219)
Transfers into Level 3	402,986
Transfers out of Level 3	(15,369)

Balance as of 5/31/12	$394,155

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$(7,216)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	July 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	July 23, 2012